Vanguard® Core Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (50.4%)
U.S. Government Securities (21.4%)
	United States Treasury Note/Bond	4.375%	10/31/24	27,450	27,369
[1]	United States Treasury Note/Bond	4.250%	12/31/24	56,000	55,807
	United States Treasury Note/Bond	1.750%	3/15/25	95,000	89,730
[2]	United States Treasury Note/Bond	2.750%	5/15/25	125,000	120,469
	United States Treasury Note/Bond	3.125%	8/15/25	34,100	33,104
	United States Treasury Note/Bond	4.250%	10/15/25	40,650	40,618
	United States Treasury Note/Bond	4.500%	11/15/25	44,450	44,728
	United States Treasury Note/Bond	0.375%	11/30/25	19,800	17,709
	United States Treasury Note/Bond	4.000%	12/15/25	12,000	11,925
[2,3,4]	United States Treasury Note/Bond	0.500%	2/28/26	120,200	107,072
	United States Treasury Note/Bond	0.750%	3/31/26	63,000	56,464
	United States Treasury Note/Bond	0.750%	4/30/26	80,000	71,500
	United States Treasury Note/Bond	4.125%	10/31/27	90,825	91,137
[1]	United States Treasury Note/Bond	3.875%	12/31/27	95,000	94,466
	United States Treasury Note/Bond	1.375%	10/31/28	53,203	45,921
	United States Treasury Note/Bond	1.500%	11/30/28	82,000	71,186
	United States Treasury Note/Bond	2.625%	7/31/29	16,820	15,488
	United States Treasury Note/Bond	3.875%	9/30/29	2,165	2,148
	United States Treasury Note/Bond	2.750%	8/15/32	23,620	21,483
	United States Treasury Note/Bond	4.125%	11/15/32	17,700	18,054
	United States Treasury Note/Bond	1.125%	5/15/40	2,000	1,253
	United States Treasury Note/Bond	1.125%	8/15/40	7,200	4,479
	United States Treasury Note/Bond	1.375%	11/15/40	5,500	3,577
	United States Treasury Note/Bond	1.875%	2/15/41	58,000	40,999
[3,5]	United States Treasury Note/Bond	2.250%	5/15/41	20,000	15,034
	United States Treasury Note/Bond	2.000%	11/15/41	47,400	33,884
[3,5]	United States Treasury Note/Bond	2.375%	2/15/42	54,700	41,751
	United States Treasury Note/Bond	3.000%	5/15/42	4,100	3,447
	United States Treasury Note/Bond	3.250%	5/15/42	5,000	4,385
[4]	United States Treasury Note/Bond	2.750%	8/15/42	37,575	30,230
	United States Treasury Note/Bond	3.375%	8/15/42	59,730	53,402
	United States Treasury Note/Bond	2.750%	11/15/42	6,900	5,537
	United States Treasury Note/Bond	3.125%	8/15/44	9,000	7,597
	United States Treasury Note/Bond	3.000%	5/15/47	10,470	8,572
	United States Treasury Note/Bond	2.750%	8/15/47	12,000	9,377
	United States Treasury Note/Bond	2.750%	11/15/47	12,000	9,375
	United States Treasury Note/Bond	3.000%	2/15/48	12,820	10,514
	United States Treasury Note/Bond	3.125%	5/15/48	13,762	11,577
	United States Treasury Note/Bond	3.000%	8/15/48	13,820	11,350
	United States Treasury Note/Bond	3.375%	11/15/48	15,000	13,242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.875%	5/15/52	30,000	24,094
[2]	United States Treasury Note/Bond	3.000%	8/15/52	114,520	94,801
					1,474,855
Agency Bonds and Notes (7.3%)
[6,7]	Federal Home Loan Mortgage Corp.	4.000%	8/28/24	45,000	44,394
[6,7]	Federal Home Loan Mortgage Corp.	4.000%	2/28/25	210,400	206,846
[6,7]	Federal Home Loan Mortgage Corp.	4.050%	8/28/25	117,000	114,744
[6,7]	Federal Home Loan Mortgage Corp.	4.200%	8/28/25	140,000	137,618
					503,602
Conventional Mortgage-Backed Securities (21.7%)
[6,7]	Fannie Mae Pool	3.000%	10/1/46–3/1/48	554	481
[6,7]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	1,261	1,144
[6,7]	Fannie Mae Pool	4.000%	9/1/42	190	182
[6,7]	Fannie Mae Pool	5.000%	10/1/49	31	30
[6,7]	Freddie Mac Gold Pool	3.000%	9/1/46–8/1/47	20,388	18,232
[6,7]	Freddie Mac Gold Pool	3.500%	3/1/45–2/1/50	1,780	1,619
[6,7]	Freddie Mac Gold Pool	4.000%	7/1/39–12/1/49	7,685	7,369
[6,7]	Freddie Mac Gold Pool	4.500%	12/1/39–2/1/49	1,765	1,738
[6,7]	Freddie Mac Gold Pool	5.000%	12/1/35–6/1/40	661	679
[6,7]	Freddie Mac Gold Pool	5.500%	5/1/40	90	92
[6]	Ginnie Mae I Pool	3.000%	4/15/45	146	130
[6]	Ginnie Mae I Pool	3.500%	6/15/47	559	525
[6]	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	43	40
[6]	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	587	580
[6]	Ginnie Mae I Pool	6.000%	7/15/37	25	26
[1,6]	Ginnie Mae II Pool	2.000%	11/20/50–1/15/53	51,884	43,406
[1,6]	Ginnie Mae II Pool	2.500%	5/20/50–1/15/53	52,240	43,538
[1,6]	Ginnie Mae II Pool	3.000%	5/20/43–1/15/53	67,451	59,967
[1,6]	Ginnie Mae II Pool	3.500%	4/20/43–1/15/53	41,072	38,242
[6]	Ginnie Mae II Pool	4.000%	11/20/42–2/20/51	26,232	25,024
[1,6]	Ginnie Mae II Pool	4.500%	12/20/45–1/15/53	28,962	28,385
[1,6]	Ginnie Mae II Pool	5.000%	8/20/48–1/15/53	11,397	11,292
[1,6]	Ginnie Mae II Pool	5.500%	1/15/53	50,000	50,266
[1,6,7]	UMBS Pool	1.500%	12/1/36–4/1/52	43,583	34,281
[1,6,7]	UMBS Pool	2.000%	10/1/35–4/1/52	287,681	237,774
[1,6,7]	UMBS Pool	2.500%	8/1/35–1/25/53	176,566	152,893
[1,6,7]	UMBS Pool	3.500%	7/1/38–1/25/53	47,626	45,191
[1,6,7]	UMBS Pool	4.000%	1/25/38–1/25/53	81,426	79,010
[1,6,7]	UMBS Pool	4.500%	1/25/38–1/25/53	64,778	64,181
[1,6,7]	UMBS Pool	5.000%	8/1/39–1/25/53	82,689	81,958
[1,6,7]	UMBS Pool	5.500%	12/1/38–2/25/53	233,607	235,086
[1,6,7]	UMBS Pool	6.000%	10/1/39–2/25/53	225,511	229,300
[6,7]	UMBS Pool	6.500%	9/1/36	7	8
					1,492,669
Nonconventional Mortgage-Backed Securities (0.0%)
[6,7]	Freddie Mac REMICS	2.000%	1/25/52	2,321	1,353
[6]	Ginnie Mae REMICS	2.000%	2/20/51	1,753	1,599
					2,952
Total U.S. Government and Agency Obligations (Cost $3,703,718)					3,474,078
Asset-Backed/Commercial Mortgage-Backed Securities (8.6%)
[6]	Ally Auto Receivables Trust Series 2022-2	4.620%	10/15/25	11,000	10,943
[6]	AmeriCredit Automobile Receivables Trust Series 2019-1	3.620%	3/18/25	510	502
[6]	AmeriCredit Automobile Receivables Trust Series 2020-2	2.130%	3/18/26	240	223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,8]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	399	357
[6]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	1,250	1,176
[6,8]	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR	3.112%	11/5/32	1,100	1,019
[6]	BANK Series 2017-BNK4	3.625%	5/15/50	19	18
[6]	BANK Series 2017-BNK6	3.741%	7/15/60	50	45
[6]	BANK Series 2018-BNK14	4.185%	9/15/60	25	24
[6]	BANK Series 2018-BNK14	4.231%	9/15/60	15	14
[6]	BANK Series 2019-BNK17	3.714%	4/15/52	280	257
[6]	BANK Series 2019-BNK18	3.584%	5/15/62	280	254
[6]	BANK Series 2019-BNK20	3.011%	9/15/62	200	174
[6]	BANK Series 2019-BNK23	2.846%	12/15/52	130	118
[6]	BANK Series 2022-BNK40	3.394%	3/15/64	90	79
[6,8]	Bayview MSR Opportunity Master Fund Trust Series 2021-4	2.500%	10/25/51	3,382	2,694
[6]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	200	170
[6]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	320	307
[6]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	340	317
[6]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	70	63
[6]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	360	339
[6]	Benchmark Mortgage Trust Series 2019-B15	2.859%	12/15/72	300	272
[6]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	250	218
[6]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	200	171
[6,8]	BX Trust Series 2019-OC11	3.202%	12/9/41	110	92
[6]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	250	212
[6]	Capital One Prime Auto Receivables Trust Series 2022-2	3.740%	9/15/25	6,690	6,618
[6]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/49	270	233
[6]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	60	56
[6]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	50	45
[6]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	19	17
[6]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	130	116
[6]	CD Mortgage Trust Series 2018-CD7	4.850%	8/15/51	100	84
[6]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	61	56
[6]	Citigroup Commercial Mortgage Trust Series 2014-GC23	4.175%	7/10/47	230	217
[6]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	20	18
[6]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.789%	9/15/50	30	27
[6]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/50	60	53
[6]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.263%	9/15/50	40	34
[6]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	45	43
[6]	Citigroup Commercial Mortgage Trust Series 2019-C7	2.860%	12/15/72	250	213
[6]	CNH Equipment Trust Series 2022-B	3.940%	12/15/25	2,200	2,173
[6,8]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/46	210	209
[6,8]	COMM Mortgage Trust Series 2013-CR9	4.289%	7/10/45	230	221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	154	149
[6]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	7,602	7,334
[6]	COMM Mortgage Trust Series 2019-GC44	2.873%	8/15/57	150	136
[6,8,9]	Connecticut Avenue Securities Trust Series 2022-R02, SOFR30A + 1.200%	5.128%	1/25/42	2,452	2,405
[6,8,9]	Connecticut Avenue Securities Trust Series 2022-R07, SOFR30A + 2.950%	6.894%	6/25/42	6,764	6,824
[6,8,9]	Connecticut Avenue Securities Trust Series 2022-R08, SOFR30A + 2.550%	6.478%	7/25/42	23,079	23,150
[6]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	12	11
[6]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	250	207
[6]	Daimler Trucks Retail Trust Series 2022-1	5.070%	9/16/24	3,170	3,163
[6,8]	Dell Equipment Finance Trust Series 2022-2	4.030%	7/22/27	3,990	3,946
[6]	Drive Auto Receivables Trust Series 2018-5	4.300%	4/15/26	312	312
[6]	Drive Auto Receivables Trust Series 2019-4	2.700%	2/16/27	156	153
[6]	Drive Auto Receivables Trust Series 2020-1	2.700%	5/17/27	180	177
[6]	Drive Auto Receivables Trust Series 2020-2	3.050%	5/15/28	140	137
[6,8]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	35	33
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K035	0.315%	8/25/23	4,827	8
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	0.687%	10/25/23	2,524	10
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	0.910%	1/25/24	37,625	267
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	1.078%	3/25/24	1,579	15
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	0.695%	9/25/24	3,079	26
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	0.510%	12/25/24	11,132	100
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	0.636%	11/25/25	13,642	199
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	0.877%	12/25/25	5,795	120
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	1.157%	1/25/26	42,669	1,215
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	1.346%	3/25/26	2,763	96
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	1.169%	7/25/26	39,496	1,274
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	0.915%	8/25/26	3,828	104
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	0.304%	9/25/26	2,282	21
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	0.070%	10/25/26	8,311	24
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	0.293%	12/25/26	51,795	539
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	0.602%	3/25/27	2,025	43

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	0.668%	4/25/27	20,234	478
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	0.425%	8/25/27	3,025	51
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	0.510%	1/25/29	248,662	6,557
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	1.124%	1/25/30	51,152	3,098
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.523%	1/25/30	73,232	6,072
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.697%	4/25/30	19,181	1,750
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	0.192%	10/25/31	257,296	3,404
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K139	0.091%	1/25/32	391,503	3,165
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	0.291%	1/25/32	124,894	2,767
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	0.250%	7/25/32	156,504	3,421
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series KG02	1.021%	8/25/29	11,142	562
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series KG04	0.851%	11/25/30	7,762	390
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series KG05	0.312%	1/25/31	63,628	1,296
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series KG06	0.532%	10/25/31	29,984	1,072
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series KG07	0.002%	8/25/32	214,587	862
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series KIR1	1.038%	3/25/26	72,236	2,018
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series KSG2	0.122%	11/25/31	256,542	2,416
[6,7,10]	FHLMC Multifamily Structured Pass-Through Certificates Series KW10	0.639%	9/25/29	49,788	1,701
[6,8]	Ford Credit Auto Owner Trust Series 2018-2	3.760%	1/15/30	120	119
[6,8]	Ford Credit Auto Owner Trust Series 2019-1	3.520%	7/15/30	7,770	7,618
[6,8]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	100	94
[6,8]	Ford Credit Auto Owner Trust Series 2020-1	2.540%	8/15/31	100	92
[6,8]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	410	392
[6,8]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	1,250	1,197
[6]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	2,700	2,630
[6]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	1,100	1,059
[6]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	6,385	6,179
[6]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	2.120%	9/15/25	230	224
[6,7,8,9]	Freddie Mac STACR Debt Notes Series 2022-HQA2, SOFR30A + 2.650%	6.578%	7/25/42	15,975	15,875
[6,7,8,9]	Freddie Mac STACR REMICS Trust Series 2020-DNA6, SOFR30A + 2.000%	5.928%	12/25/50	1,655	1,612

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,7,8,9]	Freddie Mac STACR REMICS Trust Series 2021-DNA5, SOFR30A + 1.650%	5.578%	1/25/34	19,107	18,808
[6,7,8,9]	Freddie Mac STACR REMICS Trust Series 2022-HQA3, SOFR30A + 2.300%	6.228%	8/25/42	34,085	33,782
[6,8,10]	FREMF Mortgage Trust Series 2015-K42	0.100%	1/25/48	1,026,879	1,421
[6,8]	GCAT Trust Series 2022-INV1	3.000%	12/25/51	30,034	24,816
[6,8]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	7,826	7,143
[6,8]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	9,220	7,908
[6,8]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	5,225	4,863
[6]	GM Financial Automobile Leasing Trust Series 2020-2	3.210%	12/20/24	140	140
[6]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.500%	9/16/25	5,830	5,774
[6]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.600%	11/17/25	11,000	10,950
[6,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.170%	6/12/34	520	452
[6,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/34	70	60
[6,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/34	120	104
[6,8]	GMF Floorplan Owner Revolving Trust Series 2020-1	1.480%	8/15/25	120	116
[6]	GS Mortgage Securities Trust Series 2014-GC24	3.666%	9/10/47	6,807	6,570
[6]	GS Mortgage Securities Trust Series 2014-GC24	4.511%	9/10/47	170	160
[6]	GS Mortgage Securities Trust Series 2014-GC24	4.532%	9/10/47	150	137
[6]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	60	55
[6]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	150	138
[6]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	60	53
[6]	GS Mortgage Securities Trust Series 2020-GC45	2.843%	2/13/53	325	295
[6]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	630	532
[6,8]	GS Mortgage-Backed Securities Corp. Trust Series 2022-PJ4	2.500%	9/25/52	10,397	8,282
[6,8]	GS Mortgage-Backed Securities Trust Series 2021-PJ7	2.500%	1/25/52	4,394	3,500
[6,8]	GS Mortgage-Backed Securities Trust Series 2022-PJ1	2.500%	5/28/52	9,103	7,251
[6,8]	GS Mortgage-Backed Securities Trust Series 2022-PJ3	3.000%	8/25/52	1,043	862
[6,8]	GS Mortgage-Backed Securities Trust Series 2022-PJ6	3.000%	1/25/53	32,180	26,589
[6,8]	GS Mortgage-Backed Securities Trust Series 2022-PJ6	3.000%	1/25/53	36,648	29,822
[6,8]	Hertz Vehicle Financing III LLC Series 2022-1A	2.630%	6/25/26	160	144
[6,8]	Hertz Vehicle Financing III LP Series 2021-2A	1.680%	12/27/27	100	87
[6]	Honda Auto Receivables Owner Trust Series 2022-2	3.810%	3/18/25	2,650	2,627
[6,8]	Hudson Yards Mortgage Trust Series 2019-30HY	3.228%	7/10/39	250	215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,8]	Hudsons Bay Simon JV Trust Series 2015-HB7	3.914%	8/5/34	100	89
[6]	Hyundai Auto Receivables Trust Series 2022-B	3.640%	5/15/25	6,760	6,691
[6]	John Deere Owner Trust Series 2022-B	3.730%	6/16/25	3,220	3,192
[6]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13	4.122%	1/15/46	230	226
[6]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	5	5
[6,8]	JP Morgan Mortgage Trust Series 2021-6	2.500%	10/25/51	2,813	2,244
[6,8]	JP Morgan Mortgage Trust Series 2021-15	3.000%	6/25/52	24,935	20,790
[6,8]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/52	1,494	1,245
[6,8]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/52	1,458	1,216
[6,8]	JP Morgan Mortgage Trust Series 2022-1	3.000%	7/25/52	6,989	5,827
[6,8]	JP Morgan Mortgage Trust Series 2022-4	3.000%	10/25/52	2,391	1,993
[6,8]	JP Morgan Mortgage Trust Series 2022-INV1	3.000%	3/25/52	24,996	20,840
[6]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	300	291
[6]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.735%	2/15/47	370	346
[6]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	30	27
[6]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	60	55
[6]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	80	71
[6]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	50	47
[6,8]	Kubota Credit Owner Trust Series 2022-2A	4.070%	6/17/25	5,680	5,606
[6,8]	Laurel Road Prime Student Loan Trust Series 2017-C	2.810%	11/25/42	21	21
[6,8]	Laurel Road Prime Student Loan Trust Series 2018-B	3.540%	5/26/43	42	41
[6,8]	Mello Mortgage Capital Acceptance Series 2021-INV1	2.500%	6/25/51	4,015	3,198
[6,8]	Mello Mortgage Capital Acceptance Series 2021-MTG2	2.500%	6/25/51	1,485	1,183
[6,8]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	100	97
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.070%	7/15/46	200	184
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	4.892%	4/15/47	150	143
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.315%	6/15/47	80	76
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	133	124
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	4.722%	5/15/49	160	140
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	270	250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	522	491
[6]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	100	90
[6,8]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/30	976	820
[6,8]	Navient Private Education Loan Trust Series 2017-A	2.880%	12/16/58	39	38
[6,8]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	174	168
[6,8,9]	Navient Student Loan Trust Series 2016-6A, 1M USD LIBOR + 0.750%	5.139%	3/25/66	5	5
[6,8]	New Residential Mortgage Loan Trust Series 2021-INV2	3.000%	9/25/51	8,235	6,804
[6,8]	OBX Trust Series 2022-INV5	4.000%	10/25/52	5,976	5,375
[6,8]	OBX Trust Series 2022-J2	3.000%	8/25/52	17,546	14,629
[6,8]	OBX Trust Series 2022-J2	3.000%	8/25/52	10,894	8,865
[6,8]	OBX Trust Series 2022-J2	3.500%	8/25/52	25,446	21,880
[6,8]	OBX Trust Series 2022-J2	3.500%	8/25/52	16,292	13,805
[6,8]	One Bryant Park Trust Series 2019-OBP	2.516%	9/15/54	100	82
[6,8]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	500	342
[6,8,9]	Pepper Residential Securities Trust Series 21A, 1M USD LIBOR + 0.880%	5.206%	1/16/60	20	20
[6,8,9]	Pepper Residential Securities Trust No. 22 Series 22A, 1M USD LIBOR + 1.000%	5.353%	6/20/60	25	24
[6,8,9]	Pepper Residential Securities Trust No. 23 Series 23A, 1M USD LIBOR + 0.950%	5.289%	8/18/60	29	29
[6,8,9]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	5.339%	11/25/65	47	45
[6,8]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	140	126
[6,8]	Progress Residential Trust Series 2022-SFR3	3.600%	4/17/39	100	89
[6,8]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	120	113
[6,8]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	95
[6,8]	RCKT Mortgage Trust Series 2021-3	2.500%	7/25/51	4,122	3,284
[6,8]	RCKT Mortgage Trust Series 2022-4	3.500%	6/25/52	13,693	11,774
[6,8,9]	RESIMAC Bastille Trust Series 2018-1NCA, 1M USD LIBOR + 0.850%	5.022%	12/5/59	31	31
[6,8,9]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	5.124%	4/10/50	10	10
[6]	Santander Drive Auto Receivables Trust Series 2020-2	2.220%	9/15/26	790	769
[6]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	950	926
[6]	Santander Drive Auto Receivables Trust Series 2022-3	4.490%	8/15/29	730	681
[6]	Santander Drive Auto Receivables Trust Series 2022-4	4.140%	2/16/27	8,110	7,904
[6]	Santander Drive Auto Receivables Trust Series 2022-5	4.110%	8/17/26	3,260	3,192
[6]	Santander Drive Auto Receivables Trust Series 2022-6	4.490%	11/16/26	530	519
[6,8]	Santander Retail Auto Lease Trust Series 2020-A	2.520%	11/20/24	170	168
[6,8]	Santander Retail Auto Lease Trust Series 2020-B	1.980%	10/20/25	800	760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,8]	Sequoia Mortgage Trust Series 2021-3	2.500%	5/25/51	3,000	2,393
[6,8]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	85	82
[6,8]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	98	93
[6,8]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	211	203
[6,8]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	282	263
[6,8]	SoFi Professional Loan Program LLC Series 2016-D	2.340%	4/25/33	8	8
[6,8,9]	SoFi Professional Loan Program LLC Series 2016-D, 1M USD LIBOR + 0.950%	5.339%	1/25/39	3	3
[6,8]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	1	1
[6,8]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	21	20
[6,8]	SoFi Professional Loan Program LLC Series 2017-E	2.720%	11/26/40	8	8
[6,8]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	38	37
[6,8]	Tesla Auto Lease Trust Series 2020-A	1.680%	2/20/24	100	99
[6,8]	Tidewater Auto Receivables Trust Series 2018-AA	4.300%	11/15/24	4	4
[6,8]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	800	751
[6]	Toyota Auto Receivables Owner Trust Series 2022-C	3.830%	8/15/25	3,880	3,842
[6,8]	Trinity Rail Leasing LLC Series 2018-1A	4.620%	6/17/48	440	411
[6]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	10	10
[6,8]	USAA Auto Owner Trust Series 2022-A	4.600%	2/18/25	7,310	7,288
[6,8]	UWM Mortgage Trust Series 2021-INV3	2.500%	11/25/51	4,310	3,433
[6]	Verizon Master Trust Series 2022-5	3.720%	7/20/27	3,560	3,509
[6]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.296%	7/15/46	450	443
[6]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.925%	4/15/50	6,600	6,271
[6]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.550%	9/15/58	160	144
[6]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.525%	12/15/49	90	84
[6]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	42	39
[6]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/51	50	42
[6]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	30	28
[6]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	3.933%	3/15/52	80	76
[6]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.829%	3/15/47	6,467	6,350
[6]	World Omni Auto Receivables Trust Series 2022-C	3.730%	3/16/26	5,920	5,843
[6]	World Omni Auto Receivables Trust Series 2022-D	5.510%	3/16/26	5,040	5,042
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $629,892)					591,547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (29.6%)
Communications (2.1%)
	Activision Blizzard Inc.	2.500%	9/15/50	4,750	2,932
	Alphabet Inc.	2.250%	8/15/60	1,930	1,097
	AT&T Inc.	4.350%	3/1/29	933	888
[6]	AT&T Inc.	4.300%	2/15/30	1,685	1,585
	AT&T Inc.	4.500%	5/15/35	700	637
	AT&T Inc.	4.900%	8/15/37	500	460
	AT&T Inc.	3.500%	9/15/53	3,650	2,483
	AT&T Inc.	3.550%	9/15/55	4,238	2,862
	AT&T Inc.	3.650%	9/15/59	567	384
[11]	Booking Holdings Inc.	4.000%	11/15/26	1,075	1,160
[11]	Booking Holdings Inc.	4.750%	11/15/34	626	677
[8]	Cable One Inc.	4.000%	11/15/30	350	273
[8]	CCO Holdings LLC	5.000%	2/1/28	395	359
[8]	CCO Holdings LLC	6.375%	9/1/29	915	859
[8]	CCO Holdings LLC	4.750%	3/1/30	890	769
	Charter Communications Operating LLC	4.908%	7/23/25	589	578
	Charter Communications Operating LLC	2.250%	1/15/29	200	161
	Charter Communications Operating LLC	5.050%	3/30/29	1,480	1,392
	Charter Communications Operating LLC	3.500%	3/1/42	3,580	2,313
	Charter Communications Operating LLC	6.484%	10/23/45	2,100	1,903
	Charter Communications Operating LLC	4.800%	3/1/50	1,390	1,017
[12]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	200	162
[8]	Cogent Communications Group Inc.	7.000%	6/15/27	318	307
	Comcast Corp.	5.250%	11/7/25	1,810	1,835
	Comcast Corp.	3.150%	3/1/26	452	431
[11]	Comcast Corp.	0.000%	9/14/26	4,200	3,923
	Comcast Corp.	2.350%	1/15/27	445	405
	Comcast Corp.	3.150%	2/15/28	468	432
	Comcast Corp.	4.150%	10/15/28	2,303	2,213
	Comcast Corp.	3.400%	4/1/30	229	208
[12]	Comcast Corp.	1.875%	2/20/36	1,100	933
	Comcast Corp.	3.250%	11/1/39	1,990	1,553
	Comcast Corp.	3.750%	4/1/40	3,800	3,137
	Comcast Corp.	4.650%	7/15/42	1,200	1,084
	Comcast Corp.	4.700%	10/15/48	168	151
	Comcast Corp.	3.450%	2/1/50	1,500	1,094
	Comcast Corp.	2.650%	8/15/62	300	171
	Comcast Corp.	2.987%	11/1/63	5,000	3,044
[8]	CSC Holdings LLC	4.625%	12/1/30	755	415
[8]	CSC Holdings LLC	3.375%	2/15/31	255	166
[8]	Directv Financing LLC	5.875%	8/15/27	245	220
	Discovery Communications LLC	3.900%	11/15/24	35	34
	Discovery Communications LLC	4.000%	9/15/55	2,000	1,205
[8]	DISH DBS Corp.	5.250%	12/1/26	290	245
[8]	DISH DBS Corp.	5.750%	12/1/28	160	128
	DISH DBS Corp.	5.125%	6/1/29	370	239
[8]	DISH Network Corp.	11.750%	11/15/27	380	391
	Expedia Group Inc.	3.800%	2/15/28	3,000	2,754
	Expedia Group Inc.	2.950%	3/15/31	270	217
	Fox Corp.	5.476%	1/25/39	3,780	3,436
[8]	Frontier Communications Holdings LLC	5.875%	10/15/27	95	88
[8]	Frontier Communications Holdings LLC	5.000%	5/1/28	230	201
[8]	Frontier Communications Holdings LLC	6.000%	1/15/30	315	248
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,040	1,438
[8]	Level 3 Financing Inc.	4.250%	7/1/28	295	232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Level 3 Financing Inc.	3.625%	1/15/29	410	300
	Meta Platforms Inc.	3.850%	8/15/32	3,430	3,018
	Netflix Inc.	4.875%	4/15/28	3,405	3,308
	Netflix Inc.	5.875%	11/15/28	795	807
	Netflix Inc.	6.375%	5/15/29	1,960	2,026
[8]	News Corp.	3.875%	5/15/29	500	433
[8]	Nexstar Media Inc.	5.625%	7/15/27	295	271
[8]	Nexstar Media Inc.	4.750%	11/1/28	435	377
	Paramount Global	4.750%	5/15/25	1,108	1,090
	Paramount Global	4.850%	7/1/42	3,042	2,254
[8]	Rogers Communications Inc.	3.800%	3/15/32	2,140	1,847
[8]	Rogers Communications Inc.	4.550%	3/15/52	2,040	1,591
[8]	Scripps Escrow II Inc.	5.375%	1/15/31	280	225
[8]	Scripps Escrow Inc.	5.875%	7/15/27	280	251
[8]	Sirius XM Radio Inc.	5.000%	8/1/27	70	65
[8]	Sky Ltd.	3.750%	9/16/24	200	195
	Take-Two Interactive Software Inc.	4.000%	4/14/32	2,905	2,570
	Telefonica Emisiones SA	4.103%	3/8/27	3,000	2,843
	Telefonica Emisiones SA	4.665%	3/6/38	4,056	3,220
	Telefonica Emisiones SA	5.213%	3/8/47	2,000	1,615
	Time Warner Cable LLC	4.500%	9/15/42	6,620	4,866
	T-Mobile USA Inc.	2.625%	2/15/29	5,805	4,927
	T-Mobile USA Inc.	3.375%	4/15/29	4,770	4,203
	T-Mobile USA Inc.	3.875%	4/15/30	1,224	1,111
	T-Mobile USA Inc.	2.875%	2/15/31	1,025	846
	T-Mobile USA Inc.	3.600%	11/15/60	2,442	1,607
	T-Mobile USA Inc.	5.800%	9/15/62	3,740	3,644
[6]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	400	344
[8]	Univision Communications Inc.	7.375%	6/30/30	225	215
[8]	UPC Broadband Finco BV	4.875%	7/15/31	155	129
[6,13]	Verizon Communications Inc.	4.050%	2/17/25	1,250	835
[6,11]	Verizon Communications Inc.	3.250%	2/17/26	2,368	2,497
	Verizon Communications Inc.	4.125%	3/16/27	458	446
[6,13]	Verizon Communications Inc.	4.500%	8/17/27	500	326
	Verizon Communications Inc.	4.329%	9/21/28	200	192
[11]	Verizon Communications Inc.	0.375%	3/22/29	1,700	1,464
[11]	Verizon Communications Inc.	4.250%	10/31/30	539	582
[6,11]	Verizon Communications Inc.	2.875%	1/15/38	600	535
	Verizon Communications Inc.	2.650%	11/20/40	850	574
	Verizon Communications Inc.	3.400%	3/22/41	3,006	2,264
	Verizon Communications Inc.	3.850%	11/1/42	2,693	2,134
	Verizon Communications Inc.	4.862%	8/21/46	3,000	2,717
	Verizon Communications Inc.	3.875%	3/1/52	2,020	1,538
	Verizon Communications Inc.	3.000%	11/20/60	1,800	1,078
	Verizon Communications Inc.	3.700%	3/22/61	2,065	1,447
[8]	Videotron Ltd.	3.625%	6/15/29	365	309
	Vodafone Group plc	6.150%	2/27/37	2,850	2,884
[6,11]	Vodafone Group plc	2.500%	5/24/39	1,300	1,043
[6,12]	Vodafone Group plc	3.000%	8/12/56	500	366
	Vodafone Group plc	4.125%	6/4/81	2,295	1,716
[8]	VZ Secured Financing BV	5.000%	1/15/32	370	302
	Walt Disney Co.	1.750%	1/13/26	439	402
	Walt Disney Co.	3.375%	11/15/26	375	355
	Walt Disney Co.	2.000%	9/1/29	273	229
	Walt Disney Co.	3.500%	5/13/40	1,200	968
	Walt Disney Co.	4.700%	3/23/50	1,000	923
	Walt Disney Co.	3.600%	1/13/51	825	633
[8]	Warnermedia Holdings Inc.	3.428%	3/15/24	3,910	3,795

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Warnermedia Holdings Inc.	5.050%	3/15/42	971	747
[8]	Warnermedia Holdings Inc.	5.391%	3/15/62	4,340	3,179
[8]	Zayo Group Holdings Inc.	4.000%	3/1/27	500	371
					144,578
Consumer Discretionary (2.7%)
[8]	1011778 BC ULC	3.875%	1/15/28	156	140
	Amazon.com Inc.	3.150%	8/22/27	692	651
	Amazon.com Inc.	4.700%	12/1/32	12,145	12,066
	Amazon.com Inc.	3.950%	4/13/52	1,685	1,412
	Asbury Automotive Group Inc.	4.500%	3/1/28	961	846
	AutoZone Inc.	4.000%	4/15/30	1,190	1,102
	AutoZone Inc.	1.650%	1/15/31	831	643
	Bath & Body Works Inc.	7.500%	6/15/29	210	207
[8]	Caesars Resort Collection LLC	5.750%	7/1/25	294	288
[8]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	560	514
[8]	Carnival Corp.	5.750%	3/1/27	965	688
[8]	Carnival Corp.	4.000%	8/1/28	610	497
[8]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	115	118
[8]	Cedar Fair LP	5.500%	5/1/25	289	286
[8]	Churchill Downs Inc.	5.500%	4/1/27	390	371
[8]	Churchill Downs Inc.	4.750%	1/15/28	298	267
[8]	Clarios Global LP	6.750%	5/15/25	46	46
[8]	Clarios Global LP	8.500%	5/15/27	310	303
	Dana Inc.	4.500%	2/15/32	820	662
	eBay Inc.	5.900%	11/22/25	1,795	1,836
	eBay Inc.	5.950%	11/22/27	1,805	1,857
	eBay Inc.	6.300%	11/22/32	3,525	3,665
	Ford Motor Co.	9.625%	4/22/30	20	23
	Ford Motor Credit Co. LLC	4.950%	5/28/27	1,085	1,013
	Ford Motor Credit Co. LLC	4.125%	8/17/27	100	89
	Ford Motor Credit Co. LLC	3.815%	11/2/27	365	322
	Ford Motor Credit Co. LLC	2.900%	2/16/28	440	364
	Ford Motor Credit Co. LLC	2.900%	2/10/29	845	675
	Ford Motor Credit Co. LLC	4.000%	11/13/30	280	230
	Ford Motor Credit Co. LLC	3.625%	6/17/31	830	653
	General Motors Co.	4.875%	10/2/23	3,055	3,052
	General Motors Co.	6.125%	10/1/25	1,000	1,019
	General Motors Co.	5.200%	4/1/45	1,600	1,308
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,242	1,198
	General Motors Financial Co. Inc.	2.900%	2/26/25	157	149
	General Motors Financial Co. Inc.	4.350%	4/9/25	103	100
	General Motors Financial Co. Inc.	2.750%	6/20/25	1,770	1,658
	General Motors Financial Co. Inc.	6.050%	10/10/25	11,105	11,300
	General Motors Financial Co. Inc.	1.250%	1/8/26	3,000	2,645
	General Motors Financial Co. Inc.	1.500%	6/10/26	1,080	937
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,000	832
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	125	104
[8]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	3,170	2,833
[8]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	270	263
	Home Depot Inc.	3.900%	12/6/28	167	161
	Home Depot Inc.	2.950%	6/15/29	2,328	2,107
	Home Depot Inc.	2.700%	4/15/30	480	419
	Home Depot Inc.	4.500%	9/15/32	2,435	2,386
	Home Depot Inc.	5.950%	4/1/41	3,290	3,566
	Home Depot Inc.	4.250%	4/1/46	720	627
	Home Depot Inc.	3.900%	6/15/47	100	83
	Home Depot Inc.	4.500%	12/6/48	500	458
	Home Depot Inc.	3.125%	12/15/49	750	536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	4.950%	9/15/52	1,665	1,609
	Home Depot Inc.	3.500%	9/15/56	1,660	1,242
	Honda Motor Co. Ltd.	2.967%	3/10/32	3,155	2,709
	KB Home	7.250%	7/15/30	320	311
[8]	Lithia Motors Inc.	4.625%	12/15/27	285	260
[8]	Lithia Motors Inc.	3.875%	6/1/29	1,180	973
[8]	Lithia Motors Inc.	4.375%	1/15/31	20	16
[8]	Live Nation Entertainment Inc.	5.625%	3/15/26	20	19
[8]	Live Nation Entertainment Inc.	6.500%	5/15/27	900	881
[8]	Live Nation Entertainment Inc.	3.750%	1/15/28	15	13
	Lowe's Cos. Inc.	3.100%	5/3/27	880	820
	Lowe's Cos. Inc.	1.300%	4/15/28	1,050	872
	Lowe's Cos. Inc.	1.700%	9/15/28	1,840	1,546
	Lowe's Cos. Inc.	4.450%	4/1/62	3,165	2,478
	Magna International Inc.	2.450%	6/15/30	200	165
[6]	Marriott International Inc.	4.625%	6/15/30	4,180	3,904
[8]	Mattel Inc.	3.375%	4/1/26	250	230
[8]	Mattel Inc.	5.875%	12/15/27	265	260
[8]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	6,830	6,488
[8]	Meritage Homes Corp.	3.875%	4/15/29	1,030	874
[8]	NCL Corp. Ltd.	5.875%	2/15/27	314	272
[8]	NCL Corp. Ltd.	7.750%	2/15/29	178	134
	Newell Brands Inc.	4.450%	4/1/26	35	33
	Newell Brands Inc.	6.375%	9/15/27	35	35
	Newell Brands Inc.	6.625%	9/15/29	75	74
[8]	Nissan Motor Acceptance Co. LLC	1.050%	3/8/24	3,000	2,811
[8]	Nissan Motor Co. Ltd.	3.043%	9/15/23	7,100	6,938
[8]	Penn Entertainment Inc.	5.625%	1/15/27	85	77
[8]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	36	39
[8]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	60	60
	Stanley Black & Decker Inc.	3.400%	3/1/26	265	252
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,126	927
	Starbucks Corp.	3.500%	11/15/50	600	435
[8]	Studio City Co. Ltd.	7.000%	2/15/27	240	224
	Toll Brothers Finance Corp.	4.350%	2/15/28	4,320	3,943
[6]	Toyota Motor Credit Corp.	4.400%	9/20/24	26,310	26,089
	Toyota Motor Credit Corp.	3.950%	6/30/25	25,120	24,639
[6]	Toyota Motor Credit Corp.	1.900%	1/13/27	4,045	3,616
	Toyota Motor Credit Corp.	3.050%	3/22/27	3,775	3,522
	Toyota Motor Credit Corp.	3.650%	1/8/29	279	262
[8]	Vail Resorts Inc.	6.250%	5/15/25	1,501	1,504
[6,12]	Volkswagen Financial Services NV	1.125%	9/18/23	6,600	7,776
[8]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	1,000	992
[6,11]	Volkswagen Leasing GmbH	0.375%	7/20/26	1,147	1,059
[6,11]	Volkswagen Leasing GmbH	0.500%	1/12/29	1,800	1,491
[8]	WMG Acquisition Corp.	3.750%	12/1/29	840	721
[8]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	245	220
[8]	Wynn Resorts Finance LLC	7.750%	4/15/25	335	334
					183,724
Consumer Staples (2.0%)
	Altria Group Inc.	2.350%	5/6/25	880	828
	Altria Group Inc.	4.400%	2/14/26	2,570	2,519
	Altria Group Inc.	5.800%	2/14/39	2,000	1,834
	Altria Group Inc.	3.400%	2/4/41	3,000	1,991
	Altria Group Inc.	5.375%	1/31/44	325	288
	Altria Group Inc.	5.950%	2/14/49	135	120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	4.450%	5/6/50	300	212
[6]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	3,090	2,913
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	4,250	3,812
[6,11]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	1,000	974
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,230	6,212
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	884
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,117	1,047
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	2,300	1,840
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	3,545	3,121
	BAT Capital Corp.	3.215%	9/6/26	200	185
	BAT Capital Corp.	4.390%	8/15/37	1,050	817
	BAT Capital Corp.	4.540%	8/15/47	1,550	1,102
	BAT Capital Corp.	3.984%	9/25/50	975	641
	BAT International Finance plc	1.668%	3/25/26	70	62
[8]	Cargill Inc.	5.125%	10/11/32	1,755	1,760
[11]	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	2,800	2,507
	Coca-Cola Co.	3.000%	3/5/51	1,800	1,316
	Colgate-Palmolive Co.	3.250%	8/15/32	4,530	4,099
	Constellation Brands Inc.	2.875%	5/1/30	4,000	3,400
	Constellation Brands Inc.	2.250%	8/1/31	2,310	1,834
	Diageo Capital plc	5.500%	1/24/33	850	889
[12]	Diageo Finance plc	2.750%	6/8/38	1,000	919
[8]	Energizer Holdings Inc.	4.750%	6/15/28	529	460
[8]	Energizer Holdings Inc.	4.375%	3/31/29	525	446
	General Mills Inc.	2.875%	4/15/30	165	143
	General Mills Inc.	2.250%	10/14/31	40	32
	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	3,790	3,339
	GSK Consumer Healthcare Capital US LLC	4.000%	3/24/52	483	377
	Hormel Foods Corp.	1.700%	6/3/28	1,160	1,002
	Hormel Foods Corp.	1.800%	6/11/30	275	224
	J M Smucker Co.	2.125%	3/15/32	85	66
	Kellogg Co.	4.500%	4/1/46	530	454
[6]	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	7,000	6,626
	Kraft Heinz Foods Co.	3.875%	5/15/27	4,140	3,955
	Kraft Heinz Foods Co.	3.750%	4/1/30	1,350	1,230
	Kraft Heinz Foods Co.	4.875%	10/1/49	555	484
	Kroger Co.	2.200%	5/1/30	1,000	809
	Kroger Co.	3.875%	10/15/46	3,125	2,401
[8]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	5,000	4,346
	Mondelez International Inc.	2.750%	4/13/30	1,289	1,111
	Mondelez International Inc.	1.500%	2/4/31	2,600	2,000
[8]	Nestle Holdings Inc.	1.000%	9/15/27	2,500	2,116
[8]	Nestle Holdings Inc.	4.000%	9/24/48	150	127
	PepsiCo Inc.	2.625%	7/29/29	3,025	2,671
	PepsiCo Inc.	4.450%	4/14/46	1,000	952
	PepsiCo Inc.	3.450%	10/6/46	1,000	803
[8]	Performance Food Group Inc.	6.875%	5/1/25	65	65
[8]	Performance Food Group Inc.	4.250%	8/1/29	80	69
	Philip Morris International Inc.	5.125%	11/15/24	10,905	10,914
	Philip Morris International Inc.	5.000%	11/17/25	4,610	4,634
	Philip Morris International Inc.	5.125%	11/17/27	3,655	3,690
	Philip Morris International Inc.	5.625%	11/17/29	3,000	3,055
	Philip Morris International Inc.	2.100%	5/1/30	200	162
	Philip Morris International Inc.	5.750%	11/17/32	2,830	2,895
	Philip Morris International Inc.	4.250%	11/10/44	2,050	1,652

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Reynolds American Inc.	4.450%	6/12/25	529	518
	Unilever Capital Corp.	2.125%	9/6/29	294	248
	Walmart Inc.	3.900%	9/9/25	19,913	19,621
	Walmart Inc.	3.950%	6/28/38	3,685	3,383
					135,206
Energy (2.1%)
[8]	Antero Resources Corp.	5.375%	3/1/30	140	130
[6,12]	BG Energy Capital plc	5.000%	11/4/36	600	698
[6]	BP Capital Markets America Inc.	3.119%	5/4/26	679	644
[6]	BP Capital Markets America Inc.	3.017%	1/16/27	248	231
	BP Capital Markets America Inc.	3.543%	4/6/27	3,000	2,852
	BP Capital Markets America Inc.	4.234%	11/6/28	6,933	6,713
	BP Capital Markets America Inc.	2.721%	1/12/32	2,475	2,072
	BP Capital Markets America Inc.	2.939%	6/4/51	2,400	1,585
	BP Capital Markets America Inc.	3.001%	3/17/52	800	533
	BP Capital Markets plc	3.279%	9/19/27	278	261
[8]	Cameron LNG LLC	3.701%	1/15/39	1,655	1,310
	Canadian Natural Resources Ltd.	2.950%	7/15/30	2,000	1,687
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,670	1,661
[6]	Canadian Natural Resources Ltd.	4.950%	6/1/47	1,400	1,225
	Cenovus Energy Inc.	6.750%	11/15/39	500	518
	Cenovus Energy Inc.	5.400%	6/15/47	1,000	903
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	2,000	2,035
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	705	639
	Cheniere Energy Inc.	4.625%	10/15/28	305	277
	Cheniere Energy Partners LP	4.000%	3/1/31	450	385
	Cheniere Energy Partners LP	3.250%	1/31/32	240	191
	Chevron USA Inc.	3.250%	10/15/29	1,000	917
[8]	Civitas Resources Inc.	5.000%	10/15/26	240	221
[8]	Colgate Energy Partners III LLC	7.750%	2/15/26	210	205
[8]	Colgate Energy Partners III LLC	5.875%	7/1/29	615	530
	ConocoPhillips Co.	6.950%	4/15/29	1,000	1,106
	ConocoPhillips Co.	4.300%	11/15/44	265	230
	ConocoPhillips Co.	3.800%	3/15/52	5,000	3,968
[8]	Continental Resources Inc.	2.268%	11/15/26	2,000	1,734
	Continental Resources Inc.	4.375%	1/15/28	425	387
	Coterra Energy Inc.	3.900%	5/15/27	655	612
	Coterra Energy Inc.	4.375%	3/15/29	2,440	2,293
[8]	CrownRock LP	5.625%	10/15/25	180	174
[8]	CrownRock LP	5.000%	5/1/29	150	134
	DCP Midstream Operating LP	5.625%	7/15/27	59	59
	DCP Midstream Operating LP	5.125%	5/15/29	350	337
	Devon Energy Corp.	5.875%	6/15/28	307	310
	Devon Energy Corp.	4.500%	1/15/30	1,038	968
	Devon Energy Corp.	5.600%	7/15/41	200	187
	Diamondback Energy Inc.	3.125%	3/24/31	215	178
	Diamondback Energy Inc.	4.250%	3/15/52	3,000	2,226
[8]	DT Midstream Inc.	4.125%	6/15/29	455	390
[8]	DT Midstream Inc.	4.375%	6/15/31	315	263
[6]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	66	63
	Enbridge Energy Partners LP	5.500%	9/15/40	125	117
	Enbridge Inc.	2.500%	2/14/25	920	869
	Enbridge Inc.	3.125%	11/15/29	450	392
[8]	Endeavor Energy Resources LP	5.750%	1/30/28	105	101
	Energy Transfer LP	3.900%	5/15/24	280	273
	Energy Transfer LP	3.750%	5/15/30	1,420	1,252
	Energy Transfer LP	5.750%	2/15/33	5,470	5,366
	Energy Transfer LP	6.050%	6/1/41	700	663

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	6.500%	2/1/42	1,400	1,383
	Energy Transfer LP	5.300%	4/1/44	1,825	1,545
	Energy Transfer LP	5.150%	3/15/45	1,520	1,262
	Energy Transfer LP	6.250%	4/15/49	400	374
[8]	EnLink Midstream LLC	5.625%	1/15/28	100	95
	EnLink Midstream LLC	5.375%	6/1/29	260	241
	Enterprise Products Operating LLC	5.950%	2/1/41	380	379
	Enterprise Products Operating LLC	4.850%	3/15/44	2,400	2,108
	Enterprise Products Operating LLC	5.100%	2/15/45	2,000	1,807
	Enterprise Products Operating LLC	4.900%	5/15/46	860	754
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	727
	EOG Resources Inc.	3.900%	4/1/35	200	178
[8]	EQM Midstream Partners LP	7.500%	6/1/27	150	147
[8]	EQM Midstream Partners LP	6.500%	7/1/27	155	148
	EQM Midstream Partners LP	5.500%	7/15/28	295	264
[8]	EQM Midstream Partners LP	7.500%	6/1/30	147	142
	EQT Corp.	5.678%	10/1/25	2,950	2,945
[8]	EQT Corp.	3.125%	5/15/26	150	138
	EQT Corp.	3.900%	10/1/27	2,198	2,029
	EQT Corp.	5.000%	1/15/29	330	310
[8]	EQT Corp.	3.625%	5/15/31	1,170	992
	Exxon Mobil Corp.	4.227%	3/19/40	2,235	2,012
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	855
	Exxon Mobil Corp.	3.452%	4/15/51	655	496
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	13,355	10,739
[6,11]	Gazprom PJSC Via Gaz Capital SA	3.125%	11/17/23	300	230
[11]	Gazprom PJSC Via Gaz Capital SA	2.949%	1/24/24	1,800	1,349
[11]	Gazprom PJSC Via Gaz Capital SA	2.250%	11/22/24	500	381
	Helmerich & Payne Inc.	2.900%	9/29/31	2,670	2,162
	Hess Corp.	7.300%	8/15/31	185	201
[8]	Hess Midstream Operations LP	5.500%	10/15/30	135	124
[8]	Hilcorp Energy I LP	5.750%	2/1/29	80	71
[8]	Hilcorp Energy I LP	6.000%	2/1/31	95	81
[6]	KazTransGas JSC	4.375%	9/26/27	1,269	1,133
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	2,891	2,830
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	800	726
[8]	MEG Energy Corp.	5.875%	2/1/29	60	57
	MPLX LP	1.750%	3/1/26	2,000	1,785
	MPLX LP	4.500%	4/15/38	1,850	1,555
	MPLX LP	4.950%	3/14/52	1,500	1,232
	NuStar Logistics LP	5.750%	10/1/25	55	53
	NuStar Logistics LP	6.375%	10/1/30	230	213
	Occidental Petroleum Corp.	5.550%	3/15/26	200	199
	Occidental Petroleum Corp.	8.500%	7/15/27	412	445
	Occidental Petroleum Corp.	6.375%	9/1/28	1,395	1,413
	Occidental Petroleum Corp.	6.625%	9/1/30	375	387
	Occidental Petroleum Corp.	6.125%	1/1/31	515	521
	Occidental Petroleum Corp.	7.500%	5/1/31	930	996
	Occidental Petroleum Corp.	6.450%	9/15/36	440	449
	Occidental Petroleum Corp.	6.600%	3/15/46	160	165
	ONEOK Inc.	4.000%	7/13/27	1,000	942
	ONEOK Inc.	3.400%	9/1/29	500	432
	ONEOK Inc.	4.950%	7/13/47	500	406
	ONEOK Inc.	5.200%	7/15/48	435	364
	ONEOK Partners LP	6.125%	2/1/41	3,355	3,184
	Phillips 66	4.650%	11/15/34	1,035	966
[8]	Phillips 66 Co.	3.605%	2/15/25	305	295
[8]	Phillips 66 Co.	3.150%	12/15/29	2,569	2,241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pioneer Natural Resources Co.	1.900%	8/15/30	2,000	1,569
	Plains All American Pipeline LP	3.550%	12/15/29	1,000	869
	Plains All American Pipeline LP	4.900%	2/15/45	410	320
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	570	571
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,669	1,689
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	2,964	2,787
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,000	1,858
	Shell International Finance BV	2.375%	11/7/29	985	852
	Shell International Finance BV	2.750%	4/6/30	4,390	3,858
	Shell International Finance BV	4.550%	8/12/43	500	452
	Shell International Finance BV	4.375%	5/11/45	500	438
	Shell International Finance BV	3.750%	9/12/46	550	436
	Shell International Finance BV	3.125%	11/7/49	1,300	919
	Suncor Energy Inc.	6.500%	6/15/38	855	879
	Suncor Energy Inc.	3.750%	3/4/51	1,430	1,036
[8]	Tap Rock Resources LLC	7.000%	10/1/26	420	391
	Targa Resources Partners LP	6.500%	7/15/27	120	121
	Targa Resources Partners LP	5.000%	1/15/28	1,500	1,433
	Targa Resources Partners LP	6.875%	1/15/29	655	661
	Targa Resources Partners LP	4.875%	2/1/31	1,500	1,355
	TransCanada PipeLines Ltd.	4.625%	3/1/34	1,155	1,055
	TransCanada PipeLines Ltd.	6.200%	10/15/37	900	919
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	75	71
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	780	678
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	334
	Valero Energy Corp.	4.350%	6/1/28	205	198
	Valero Energy Corp.	3.650%	12/1/51	3,000	2,125
[8]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	475	416
	Western Midstream Operating LP	4.500%	3/1/28	1,198	1,098
	Western Midstream Operating LP	4.750%	8/15/28	2,614	2,395
	Western Midstream Operating LP	4.300%	2/1/30	1,060	928
	Williams Cos. Inc.	4.650%	8/15/32	2,100	1,959
	Williams Cos. Inc.	6.300%	4/15/40	200	205
	Williams Cos. Inc.	5.100%	9/15/45	535	468
					148,076
Financials (9.0%)
	AerCap Ireland Capital DAC	4.500%	9/15/23	4,525	4,491
	AerCap Ireland Capital DAC	1.150%	10/29/23	8,650	8,322
	AerCap Ireland Capital DAC	1.650%	10/29/24	7,000	6,464
	AerCap Ireland Capital DAC	2.450%	10/29/26	1,001	875
	AerCap Ireland Capital DAC	3.300%	1/30/32	2,450	1,914
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,700	1,907
	Aflac Inc.	4.750%	1/15/49	850	759
[6]	Air Lease Corp.	2.875%	1/15/26	1,600	1,481
[6]	Air Lease Corp.	3.750%	6/1/26	1,269	1,189
	Ally Financial Inc.	1.450%	10/2/23	1,545	1,497
	American Express Co.	3.950%	8/1/25	14,600	14,308
	American Express Co.	2.550%	3/4/27	3,900	3,552
	American Express Co.	5.850%	11/5/27	4,100	4,260
	American Express Co.	4.420%	8/3/33	5,500	5,213
	American International Group Inc.	2.500%	6/30/25	163	154
	American International Group Inc.	4.800%	7/10/45	715	640
	American International Group Inc.	4.375%	6/30/50	1,716	1,461
	Ameriprise Financial Inc.	3.700%	10/15/24	207	202
	Ameriprise Financial Inc.	3.000%	4/2/25	694	665
	Aon Corp.	2.800%	5/15/30	200	171
	Aon Global Ltd.	4.600%	6/14/44	478	407
	Aon Global Ltd.	4.750%	5/15/45	505	435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Athene Global Funding	0.950%	1/8/24	2,000	1,904
[6,11]	Athene Global Funding	1.125%	9/2/25	6,693	6,498
[9,13]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	5.029%	7/26/29	8,000	5,459
[8]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	1,540	1,397
[6,12]	AXA SA	5.625%	1/16/54	896	1,008
[6,11]	AXA SA	3.875%	Perpetual	2,387	2,465
	Banco Santander SA	5.147%	8/18/25	10,000	9,903
	Banco Santander SA	3.490%	5/28/30	200	169
[6]	Bank of America Corp.	3.864%	7/23/24	2,610	2,587
[6]	Bank of America Corp.	0.810%	10/24/24	5,000	4,792
[6]	Bank of America Corp.	4.000%	1/22/25	1,000	979
[6]	Bank of America Corp.	0.981%	9/25/25	4,000	3,690
[6]	Bank of America Corp.	3.093%	10/1/25	479	459
[6]	Bank of America Corp.	3.366%	1/23/26	4,099	3,910
[6]	Bank of America Corp.	2.015%	2/13/26	356	330
[6]	Bank of America Corp.	1.319%	6/19/26	1,755	1,581
[6]	Bank of America Corp.	3.559%	4/23/27	242	227
[6]	Bank of America Corp.	3.824%	1/20/28	433	404
[6]	Bank of America Corp.	3.705%	4/24/28	244	226
	Bank of America Corp.	4.948%	7/22/28	1,010	987
[6]	Bank of America Corp.	3.419%	12/20/28	520	472
[6]	Bank of America Corp.	3.970%	3/5/29	1,635	1,509
[6]	Bank of America Corp.	2.087%	6/14/29	5,000	4,206
[6]	Bank of America Corp.	4.271%	7/23/29	201	188
[6]	Bank of America Corp.	3.194%	7/23/30	1,050	904
[6]	Bank of America Corp.	1.898%	7/23/31	1,550	1,192
[6,11]	Bank of America Corp.	0.654%	10/26/31	2,400	1,935
	Bank of America Corp.	2.299%	7/21/32	6,800	5,235
	Bank of America Corp.	4.571%	4/27/33	2,500	2,291
[6]	Bank of America Corp.	2.676%	6/19/41	1,700	1,149
	Bank of America Corp.	3.311%	4/22/42	400	294
[6]	Bank of America Corp.	4.875%	4/1/44	1,000	902
[6]	Bank of America Corp.	3.946%	1/23/49	1,000	772
[6]	Bank of America Corp.	4.083%	3/20/51	2,000	1,580
[6]	Bank of America Corp.	2.831%	10/24/51	1,000	619
	Bank of New York Mellon Corp.	4.414%	7/24/26	4,300	4,238
	Bank of New York Mellon Corp.	5.802%	10/25/28	1,910	1,972
	Bank of New York Mellon Corp.	4.596%	7/26/30	2,900	2,816
	Bank of New York Mellon Corp.	5.834%	10/25/33	4,000	4,161
	Bank of Nova Scotia	3.450%	4/11/25	6,270	6,042
[6,11]	Banque Federative du Credit Mutuel SA	0.750%	6/8/26	2,300	2,219
	Barclays plc	4.375%	9/11/24	510	499
	Barclays plc	1.007%	12/10/24	2,564	2,441
	Barclays plc	5.304%	8/9/26	3,400	3,377
	Barclays plc	7.325%	11/2/26	2,695	2,794
	Barclays plc	7.385%	11/2/28	3,625	3,770
	Barclays plc	7.437%	11/2/33	5,345	5,627
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	2,100	1,822
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	420	371
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	3,300	2,083
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	5,780	4,665
[12]	Berkshire Hathaway Finance Corp.	2.625%	6/19/59	800	610
[11]	Berkshire Hathaway Inc.	1.625%	3/16/35	900	735
	Capital One Financial Corp.	5.268%	5/10/33	3,300	3,065
	Charles Schwab Corp.	2.450%	3/3/27	2,485	2,271
[11]	Chubb INA Holdings Inc.	1.550%	3/15/28	1,400	1,319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chubb INA Holdings Inc.	1.375%	9/15/30	4,000	3,107
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,710	1,484
	Citigroup Inc.	0.981%	5/1/25	3,625	3,393
	Citigroup Inc.	4.140%	5/24/25	3,335	3,284
	Citigroup Inc.	2.014%	1/25/26	6,800	6,297
	Citigroup Inc.	3.200%	10/21/26	1,524	1,413
	Citigroup Inc.	4.450%	9/29/27	1,907	1,822
	Citigroup Inc.	4.658%	5/24/28	2,615	2,528
[6]	Citigroup Inc.	3.668%	7/24/28	1,198	1,100
[6]	Citigroup Inc.	3.520%	10/27/28	200	182
[6]	Citigroup Inc.	4.412%	3/31/31	248	228
[6]	Citigroup Inc.	2.572%	6/3/31	650	526
	Citigroup Inc.	2.561%	5/1/32	3,000	2,369
	Citigroup Inc.	3.785%	3/17/33	5,000	4,288
	Citigroup Inc.	6.270%	11/17/33	11,090	11,444
[6]	Citigroup Inc.	3.878%	1/24/39	1,500	1,241
	Citigroup Inc.	4.650%	7/30/45	2,316	1,994
	Citigroup Inc.	4.650%	7/23/48	1,000	869
[6,11]	Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	2,220	2,295
	CME Group Inc.	2.650%	3/15/32	3,500	2,935
[6,9,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	4.942%	9/10/30	6,800	4,593
[8]	Corebridge Financial Inc.	3.500%	4/4/25	1,800	1,725
[8]	Corebridge Financial Inc.	3.650%	4/5/27	1,940	1,807
[8]	Corebridge Financial Inc.	3.850%	4/5/29	4,020	3,662
[8]	Corebridge Financial Inc.	3.900%	4/5/32	2,410	2,111
[8]	Corebridge Financial Inc.	4.350%	4/5/42	2,260	1,848
[8]	Corebridge Financial Inc.	4.400%	4/5/52	3,630	2,894
	Credit Suisse AG	4.750%	8/9/24	10,000	9,552
	Credit Suisse Group AG	3.750%	3/26/25	2,000	1,806
	Credit Suisse Group AG	4.550%	4/17/26	2,210	1,966
[11]	Credit Suisse Group AG	2.125%	10/13/26	2,016	1,831
[6]	Deutsche Bank AG	2.222%	9/18/24	1,350	1,304
[6]	Deutsche Bank AG	3.547%	9/18/31	6,000	4,817
[6]	Discover Bank	4.250%	3/13/26	2,700	2,582
[6,11]	DNB Bank ASA	1.625%	5/31/26	5,075	5,141
	Enstar Group Ltd.	4.950%	6/1/29	1,630	1,489
	Equitable Holdings Inc.	5.000%	4/20/48	290	255
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,500	1,007
	FS KKR Capital Corp.	3.400%	1/15/26	1,200	1,066
	GATX Corp.	3.500%	6/1/32	3,200	2,658
	Goldman Sachs Group Inc.	3.500%	1/23/25	359	347
[6]	Goldman Sachs Group Inc.	3.272%	9/29/25	253	243
	Goldman Sachs Group Inc.	3.750%	2/25/26	207	199
[6]	Goldman Sachs Group Inc.	1.093%	12/9/26	1,430	1,262
	Goldman Sachs Group Inc.	2.640%	2/24/28	3,530	3,141
[6,12]	Goldman Sachs Group Inc.	7.250%	4/10/28	1,300	1,686
[6]	Goldman Sachs Group Inc.	3.691%	6/5/28	344	320
[6]	Goldman Sachs Group Inc.	4.223%	5/1/29	1,750	1,630
	Goldman Sachs Group Inc.	2.600%	2/7/30	207	173
	Goldman Sachs Group Inc.	1.992%	1/27/32	4,000	3,045
	Goldman Sachs Group Inc.	2.615%	4/22/32	7,460	5,945
	Goldman Sachs Group Inc.	2.650%	10/21/32	3,350	2,644
[12]	Goldman Sachs Group Inc.	6.875%	1/18/38	400	519
[6]	Goldman Sachs Group Inc.	4.411%	4/23/39	958	826
	Goldman Sachs Group Inc.	3.210%	4/22/42	1,500	1,080
	Goldman Sachs Group Inc.	4.750%	10/21/45	2,180	1,914
	HSBC Holdings plc	0.976%	5/24/25	2,900	2,683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	4.300%	3/8/26	215	208
	HSBC Holdings plc	2.999%	3/10/26	6,950	6,532
	HSBC Holdings plc	3.900%	5/25/26	257	245
[6]	HSBC Holdings plc	2.099%	6/4/26	3,967	3,616
[6]	HSBC Holdings plc	4.292%	9/12/26	200	192
	HSBC Holdings plc	1.589%	5/24/27	2,910	2,508
[6]	HSBC Holdings plc	4.041%	3/13/28	652	601
	HSBC Holdings plc	7.390%	11/3/28	5,500	5,772
[6]	HSBC Holdings plc	4.583%	6/19/29	348	320
[6]	HSBC Holdings plc	3.973%	5/22/30	248	217
[6]	HSBC Holdings plc	2.357%	8/18/31	1,000	766
	HSBC Holdings plc	2.804%	5/24/32	9,360	7,225
[6,12]	HSBC Holdings plc	6.000%	3/29/40	900	993
	ING Groep NV	3.950%	3/29/27	214	202
	ING Groep NV	4.050%	4/9/29	236	217
	Intercontinental Exchange Inc.	4.950%	6/15/52	1,600	1,485
	Intercontinental Exchange Inc.	5.200%	6/15/62	2,145	2,036
	Invesco Finance plc	4.000%	1/30/24	200	198
	Invesco Finance plc	5.375%	11/30/43	590	548
[11]	JAB Holdings BV	1.000%	12/20/27	1,800	1,652
[11]	JAB Holdings BV	2.250%	12/19/39	500	359
[6]	JPMorgan Chase & Co.	4.023%	12/5/24	7,223	7,117
[6]	JPMorgan Chase & Co.	3.220%	3/1/25	284	276
	JPMorgan Chase & Co.	3.900%	7/15/25	256	250
[6]	JPMorgan Chase & Co.	2.005%	3/13/26	2,010	1,860
	JPMorgan Chase & Co.	4.080%	4/26/26	5,100	4,958
	JPMorgan Chase & Co.	3.200%	6/15/26	303	286
	JPMorgan Chase & Co.	2.947%	2/24/28	207	187
	JPMorgan Chase & Co.	4.323%	4/26/28	6,430	6,130
	JPMorgan Chase & Co.	4.851%	7/25/28	3,370	3,290
[6]	JPMorgan Chase & Co.	3.509%	1/23/29	473	429
[6]	JPMorgan Chase & Co.	4.005%	4/23/29	384	356
[6]	JPMorgan Chase & Co.	4.452%	12/5/29	200	188
[6]	JPMorgan Chase & Co.	2.739%	10/15/30	229	192
	JPMorgan Chase & Co.	2.963%	1/25/33	2,860	2,325
	JPMorgan Chase & Co.	4.586%	4/26/33	1,700	1,574
	JPMorgan Chase & Co.	4.912%	7/25/33	2,300	2,188
	JPMorgan Chase & Co.	5.717%	9/14/33	4,970	4,884
[6]	JPMorgan Chase & Co.	3.882%	7/24/38	1,304	1,083
	JPMorgan Chase & Co.	5.600%	7/15/41	1,341	1,344
	JPMorgan Chase & Co.	2.525%	11/19/41	2,620	1,719
[6]	JPMorgan Chase & Co.	3.964%	11/15/48	660	517
[6]	JPMorgan Chase & Co.	3.109%	4/22/51	3,600	2,392
	JPMorgan Chase & Co.	3.328%	4/22/52	1,750	1,205
[6]	KeyBank NA	3.300%	6/1/25	200	192
[6]	KeyBank NA	4.150%	8/8/25	2,200	2,151
	Lazard Group LLC	4.500%	9/19/28	262	243
[6]	Lloyds Banking Group plc	3.870%	7/9/25	1,593	1,544
	Lloyds Banking Group plc	4.716%	8/11/26	3,300	3,224
	Lloyds Banking Group plc	4.375%	3/22/28	248	235
[6,9,13]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 1.400%	4.518%	3/7/25	1,000	671
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	254	247
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	3,455	3,625
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	3,250	2,092
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	2,000	2,233
[11]	Mastercard Inc.	1.000%	2/22/29	2,030	1,879
	Mastercard Inc.	2.950%	3/15/51	2,000	1,422

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	4.125%	8/13/42	1,000	848
	MetLife Inc.	4.875%	11/13/43	2,200	2,045
	MetLife Inc.	5.000%	7/15/52	5,675	5,446
[8]	Midcap Financial Issuer Trust	5.625%	1/15/30	347	281
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	636	619
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	1,000	908
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	265	232
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	4,680	3,609
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	515	417
[6]	Mizuho Financial Group Inc.	2.555%	9/13/25	248	234
[6]	Mizuho Financial Group Inc.	3.153%	7/16/30	200	171
[6]	Morgan Stanley	2.720%	7/22/25	7,830	7,491
[6]	Morgan Stanley	4.000%	7/23/25	244	238
[6]	Morgan Stanley	3.875%	1/27/26	707	685
[6]	Morgan Stanley	2.188%	4/28/26	2,070	1,921
	Morgan Stanley	4.679%	7/17/26	2,360	2,322
	Morgan Stanley	3.625%	1/20/27	573	541
	Morgan Stanley	1.593%	5/4/27	3,900	3,424
	Morgan Stanley	2.475%	1/21/28	3,500	3,109
[6]	Morgan Stanley	3.591%	7/22/28	751	690
[11]	Morgan Stanley	0.495%	10/26/29	1,100	942
[6]	Morgan Stanley	2.699%	1/22/31	500	414
[6]	Morgan Stanley	3.622%	4/1/31	265	232
[11]	Morgan Stanley	2.950%	5/7/32	900	850
	Morgan Stanley	4.889%	7/20/33	1,970	1,850
	Morgan Stanley	6.342%	10/18/33	5,000	5,231
[6,11]	Morgan Stanley	5.148%	1/25/34	1,000	1,106
[6]	Morgan Stanley	3.971%	7/22/38	1,000	840
[6]	Morgan Stanley	4.457%	4/22/39	525	461
	Morgan Stanley	3.217%	4/22/42	1,735	1,282
	Morgan Stanley	4.300%	1/27/45	725	616
[6]	Morgan Stanley	2.802%	1/25/52	1,215	755
[6,9]	Morgan Stanley, SOFR + 0.466%	4.766%	11/10/23	4,127	4,111
	Nasdaq Inc.	2.500%	12/21/40	1,675	1,087
	Nasdaq Inc.	3.950%	3/7/52	665	509
[6]	NatWest Group plc	4.269%	3/22/25	700	684
[6]	NatWest Group plc	3.073%	5/22/28	1,175	1,049
[6]	NatWest Group plc	4.892%	5/18/29	3,400	3,205
[6,12]	NIBC Bank NV	3.125%	11/15/23	3,300	3,896
	Nomura Holdings Inc.	2.710%	1/22/29	1,300	1,084
	Northern Trust Corp.	4.000%	5/10/27	4,000	3,908
	OneMain Finance Corp.	3.500%	1/15/27	305	253
[6]	PNC Bank NA	3.100%	10/25/27	262	245
[6]	PNC Bank NA	3.250%	1/22/28	250	234
[6]	PNC Bank NA	2.700%	10/22/29	200	169
	PNC Financial Services Group Inc.	3.450%	4/23/29	403	369
	Progressive Corp.	2.500%	3/15/27	1,800	1,651
[8]	Protective Life Corp.	4.300%	9/30/28	200	187
	Prudential Financial Inc.	3.935%	12/7/49	2,530	1,986
[6]	Prudential Financial Inc.	4.350%	2/25/50	500	424
[6]	Prudential Financial Inc.	3.700%	3/13/51	1,660	1,262
[12]	Rothesay Life plc	8.000%	10/30/25	1,189	1,484
[6]	Royal Bank of Canada	3.970%	7/26/24	8,000	7,890
	Royal Bank of Canada	6.000%	11/1/27	11,900	12,392
	Santander Holdings USA Inc.	3.500%	6/7/24	290	282
	Santander UK Group Holdings plc	6.833%	11/21/26	7,080	7,178
	Santander UK Group Holdings plc	1.673%	6/14/27	4,500	3,816
[12]	Scottish Widows Ltd.	5.500%	6/16/23	3,236	3,915

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	3.550%	8/18/25	282	274
[6]	State Street Corp.	2.354%	11/1/25	244	233
	State Street Corp.	3.152%	3/30/31	223	196
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	220	208
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	290	280
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	427	391
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	187
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	588	510
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	273	229
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	4,864	3,658
	SVB Financial Group	2.100%	5/15/28	3,775	3,143
	Toronto-Dominion Bank	3.766%	6/6/25	4,000	3,882
[6]	Truist Bank	1.500%	3/10/25	200	186
[6]	Truist Bank	3.625%	9/16/25	250	240
	US Bancorp	5.727%	10/21/26	5,990	6,105
[6]	US Bancorp	3.900%	4/26/28	300	288
	US Bancorp	4.548%	7/22/28	7,900	7,739
[6]	US Bancorp	3.000%	7/30/29	200	176
	US Bancorp	4.967%	7/22/33	3,250	3,089
	US Bancorp	5.850%	10/21/33	3,000	3,116
[12]	Utmost Group plc	4.000%	12/15/31	700	615
[6]	Wells Fargo & Co.	3.000%	2/19/25	544	521
[6]	Wells Fargo & Co.	2.164%	2/11/26	3,256	3,038
	Wells Fargo & Co.	3.000%	4/22/26	504	472
[6]	Wells Fargo & Co.	2.188%	4/30/26	3,600	3,351
	Wells Fargo & Co.	3.000%	10/23/26	545	504
[6]	Wells Fargo & Co.	3.196%	6/17/27	200	186
[6]	Wells Fargo & Co.	3.584%	5/22/28	244	226
[6]	Wells Fargo & Co.	4.808%	7/25/28	3,370	3,285
[6]	Wells Fargo & Co.	2.879%	10/30/30	2,332	1,983
[6]	Wells Fargo & Co.	3.350%	3/2/33	5,460	4,591
[6]	Wells Fargo & Co.	4.897%	7/25/33	1,250	1,184
[12]	Wells Fargo & Co.	4.625%	11/2/35	900	995
[6]	Wells Fargo & Co.	3.068%	4/30/41	2,750	1,966
	Wells Fargo & Co.	5.375%	11/2/43	2,550	2,373
[6]	Wells Fargo & Co.	4.650%	11/4/44	1,000	844
[6]	Wells Fargo & Co.	4.400%	6/14/46	750	599
[6]	Wells Fargo & Co.	5.013%	4/4/51	450	400
[6]	Wells Fargo & Co.	4.611%	4/25/53	750	638
[6,12]	Wells Fargo Bank NA	5.250%	8/1/23	6,550	7,930
	Westpac Banking Corp.	1.953%	11/20/28	5,000	4,258
[6,13]	Westpac Banking Corp.	4.334%	8/16/29	1,920	1,276
[6]	Westpac Banking Corp.	2.894%	2/4/30	2,700	2,475
	Westpac Banking Corp.	2.963%	11/16/40	1,175	775
	Willis North America Inc.	2.950%	9/15/29	1,585	1,333
	Willis North America Inc.	3.875%	9/15/49	680	484
[6,12]	Zurich Finance Ireland Designated Activity Co.	5.125%	11/23/52	1,000	1,090
					619,059
Health Care (2.6%)
	Abbott Laboratories	4.900%	11/30/46	1,019	997
	AbbVie Inc.	3.200%	11/21/29	313	282
	AbbVie Inc.	4.050%	11/21/39	16,632	14,244
	AbbVie Inc.	4.875%	11/14/48	2,395	2,205
	AbbVie Inc.	4.250%	11/21/49	725	609
[6]	AdventHealth Obligated Group	2.795%	11/15/51	5,700	3,632
[6]	Allina Health System	3.887%	4/15/49	1,135	897
	AmerisourceBergen Corp.	4.300%	12/15/47	3,400	2,825

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	2.200%	2/21/27	2,609	2,345
	Amgen Inc.	3.150%	2/21/40	2,250	1,662
	Amgen Inc.	3.375%	2/21/50	750	525
	Amgen Inc.	4.663%	6/15/51	2,160	1,869
	Amgen Inc.	4.400%	2/22/62	3,330	2,671
	AstraZeneca Finance LLC	1.200%	5/28/26	1,000	891
	AstraZeneca Finance LLC	1.750%	5/28/28	1,800	1,546
	AstraZeneca plc	4.000%	9/18/42	3,990	3,450
	Baxter International Inc.	3.132%	12/1/51	2,000	1,306
	Becton Dickinson & Co.	4.669%	6/6/47	300	265
[6]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	3,635	2,235
	Boston Scientific Corp.	1.900%	6/1/25	1,000	934
	Boston Scientific Corp.	4.550%	3/1/39	392	352
	Bristol-Myers Squibb Co.	3.400%	7/26/29	1,116	1,036
	Bristol-Myers Squibb Co.	1.450%	11/13/30	75	59
	Bristol-Myers Squibb Co.	2.950%	3/15/32	3,000	2,617
	Bristol-Myers Squibb Co.	4.550%	2/20/48	680	618
	Bristol-Myers Squibb Co.	4.250%	10/26/49	450	389
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,500	947
	Centene Corp.	2.450%	7/15/28	2,990	2,523
	Centene Corp.	3.000%	10/15/30	227	186
	Centene Corp.	2.625%	8/1/31	1,290	1,013
[6]	Children's Hospital of Philadelphia	2.704%	7/1/50	2,850	1,830
[6]	CHRISTUS Health	4.341%	7/1/28	200	190
	Cigna Corp.	3.750%	7/15/23	1,084	1,076
	Cigna Corp.	1.250%	3/15/26	1,500	1,337
	Cigna Corp.	2.375%	3/15/31	1,815	1,485
	Cigna Corp.	4.800%	8/15/38	1,730	1,612
	Cigna Corp.	3.400%	3/15/50	1,550	1,100
[6]	City of Hope	4.378%	8/15/48	80	66
	CommonSpirit Health	2.760%	10/1/24	615	590
	CVS Health Corp.	2.625%	8/15/24	200	192
	CVS Health Corp.	3.625%	4/1/27	1,419	1,347
	CVS Health Corp.	3.250%	8/15/29	20	18
	CVS Health Corp.	4.780%	3/25/38	6,147	5,632
	CVS Health Corp.	2.700%	8/21/40	1,300	891
[8]	DaVita Inc.	3.750%	2/15/31	415	310
	DH Europe Finance II Sarl	2.600%	11/15/29	500	437
	DH Europe Finance II Sarl	3.400%	11/15/49	1,120	846
	Elevance Health Inc.	3.650%	12/1/27	1,985	1,871
	Elevance Health Inc.	3.125%	5/15/50	2,450	1,699
	Elevance Health Inc.	6.100%	10/15/52	2,085	2,246
	Eli Lilly & Co.	3.375%	3/15/29	200	187
	Eli Lilly & Co.	2.500%	9/15/60	1,800	1,104
	Encompass Health Corp.	4.500%	2/1/28	635	576
[8]	GE HealthCare Technologies Inc.	5.600%	11/15/25	5,375	5,408
[8]	GE HealthCare Technologies Inc.	5.650%	11/15/27	3,700	3,754
[8]	GE HealthCare Technologies Inc.	5.857%	3/15/30	2,215	2,270
[8]	GE HealthCare Technologies Inc.	5.905%	11/22/32	2,630	2,729
[8]	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,425	1,528
	Gilead Sciences Inc.	3.500%	2/1/25	675	654
	Gilead Sciences Inc.	3.650%	3/1/26	433	418
	Gilead Sciences Inc.	4.150%	3/1/47	1,660	1,374
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	298	286
	HCA Inc.	5.250%	6/15/26	757	748
	Johnson & Johnson	2.450%	9/1/60	1,700	1,043
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,550	3,310
[8]	Medline Borrower LP	3.875%	4/1/29	185	149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Medtronic Inc.	4.625%	3/15/45	500	465
	Merck & Co. Inc.	1.900%	12/10/28	150	129
	Merck & Co. Inc.	3.400%	3/7/29	1,421	1,323
	Merck & Co. Inc.	2.150%	12/10/31	5,000	4,086
	Merck & Co. Inc.	4.000%	3/7/49	925	793
[6]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,200	893
	Mylan Inc.	4.550%	4/15/28	100	93
	Novartis Capital Corp.	2.750%	8/14/50	850	591
[8]	Organon & Co.	4.125%	4/30/28	450	398
	Pfizer Inc.	3.450%	3/15/29	382	360
	Pfizer Inc.	2.625%	4/1/30	1,610	1,412
	Pfizer Inc.	1.700%	5/28/30	200	164
	Pfizer Inc.	1.750%	8/18/31	440	354
	Pfizer Inc.	2.550%	5/28/40	1,546	1,124
[8]	Roche Holdings Inc.	2.076%	12/13/31	4,255	3,453
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2	2
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	248	202
[11]	Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	500	374
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	4,000	2,935
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	355	243
[8]	Tenet Healthcare Corp.	4.625%	9/1/24	15	15
[8]	Tenet Healthcare Corp.	4.875%	1/1/26	630	600
[8]	Tenet Healthcare Corp.	6.250%	2/1/27	205	197
[8]	Tenet Healthcare Corp.	6.125%	10/1/28	135	121
[8]	Tenet Healthcare Corp.	4.250%	6/1/29	118	102
[11]	Thermo Fisher Scientific Inc.	3.200%	1/21/26	3,036	3,217
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	1,000	848
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	2,000	1,618
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	5,410	5,501
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	3,660	2,697
	UnitedHealth Group Inc.	5.250%	2/15/28	1,460	1,495
	UnitedHealth Group Inc.	3.850%	6/15/28	245	235
	UnitedHealth Group Inc.	5.300%	2/15/30	9,390	9,698
	UnitedHealth Group Inc.	5.350%	2/15/33	5,315	5,505
	UnitedHealth Group Inc.	2.750%	5/15/40	850	619
	UnitedHealth Group Inc.	4.375%	3/15/42	1,170	1,051
	UnitedHealth Group Inc.	3.250%	5/15/51	1,750	1,261
	UnitedHealth Group Inc.	6.050%	2/15/63	2,855	3,144
	Utah Acquisition Sub Inc.	3.950%	6/15/26	200	187
	Viatris Inc.	2.300%	6/22/27	200	171
	Zoetis Inc.	5.400%	11/14/25	6,220	6,345
	Zoetis Inc.	5.600%	11/16/32	5,420	5,624
	Zoetis Inc.	4.700%	2/1/43	1,820	1,647
	Zoetis Inc.	3.950%	9/12/47	1,660	1,340
					178,075
Industrials (2.9%)
[6]	3M Co.	2.250%	9/19/26	100	92
	3M Co.	3.250%	8/26/49	796	556
[8]	Advanced Drainage Systems Inc.	6.375%	6/15/30	90	87
[8]	Air Canada	3.875%	8/15/26	390	346
[8]	Allison Transmission Inc.	4.750%	10/1/27	200	186
[8]	American Airlines Inc.	11.750%	7/15/25	108	116
[8]	American Airlines Inc.	5.500%	4/20/26	540	519
[8]	American Airlines Inc.	5.750%	4/20/29	1,230	1,125
[8]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	260	213
[6,13]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	3,900	2,184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,13]	Aurizon Network Pty Ltd.	4.000%	6/21/24	2,500	1,675
	Boeing Co.	2.800%	3/1/24	245	237
	Boeing Co.	4.875%	5/1/25	1,779	1,765
	Boeing Co.	2.750%	2/1/26	2,330	2,164
	Boeing Co.	2.250%	6/15/26	790	713
	Boeing Co.	2.700%	2/1/27	1,420	1,282
	Boeing Co.	3.250%	2/1/28	2,400	2,192
	Boeing Co.	3.200%	3/1/29	1,780	1,566
	Boeing Co.	5.150%	5/1/30	829	809
	Boeing Co.	3.550%	3/1/38	2,500	1,841
	Boeing Co.	5.705%	5/1/40	1,650	1,571
	Boeing Co.	5.805%	5/1/50	1,546	1,438
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	6,800	7,117
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,000	947
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	304	234
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,520	1,056
	Canadian National Railway Co.	3.850%	8/5/32	5,500	5,110
	Canadian National Railway Co.	4.400%	8/5/52	5,780	5,167
	Canadian Pacific Railway Co.	2.450%	12/2/31	2,500	2,081
	Canadian Pacific Railway Co.	4.800%	8/1/45	3,540	3,221
[8]	Cargo Aircraft Management Inc.	4.750%	2/1/28	275	249
	Carrier Global Corp.	3.377%	4/5/40	4,975	3,769
[8]	Chart Industries Inc.	7.500%	1/1/30	60	60
[8]	Chart Industries Inc.	9.500%	1/1/31	40	41
[8]	Clean Harbors Inc.	4.875%	7/15/27	114	108
	CSX Corp.	4.250%	3/15/29	2,860	2,747
	CSX Corp.	4.750%	11/15/48	2,000	1,817
	CSX Corp.	3.800%	4/15/50	900	699
	CSX Corp.	4.250%	11/1/66	1,000	788
[8]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	6,305	6,056
[8]	Delta Air Lines Inc.	4.750%	10/20/28	4,119	3,880
	Delta Air Lines Inc.	3.750%	10/28/29	325	273
	Emerson Electric Co.	1.800%	10/15/27	200	175
	Emerson Electric Co.	2.200%	12/21/31	1,820	1,471
[8]	ERAC USA Finance LLC	7.000%	10/15/37	4,200	4,576
	FedEx Corp.	3.875%	8/1/42	2,300	1,753
[8]	Gates Global LLC	6.250%	1/15/26	91	88
	General Dynamics Corp.	4.250%	4/1/40	1,720	1,570
[11]	Heathrow Funding Ltd.	1.500%	10/12/25	2,200	2,184
[6,11]	Heathrow Funding Ltd.	1.125%	10/8/30	900	747
	Honeywell International Inc.	1.950%	6/1/30	286	237
	Honeywell International Inc.	5.000%	2/15/33	7,190	7,330
[11]	Honeywell International Inc.	4.125%	11/2/34	782	814
	Honeywell International Inc.	5.700%	3/15/37	5,000	5,280
[6]	John Deere Capital Corp.	4.850%	10/11/29	6,335	6,337
[14]	Kazakhstan Temir Zholy National Co. JSC	3.250%	12/5/23	2,000	2,080
[6]	L3Harris Technologies Inc.	4.400%	6/15/28	1,200	1,159
	L3Harris Technologies Inc.	5.054%	4/27/45	1,200	1,075
	Lockheed Martin Corp.	5.250%	1/15/33	4,450	4,601
	Lockheed Martin Corp.	4.700%	5/15/46	1,660	1,546
	Lockheed Martin Corp.	4.300%	6/15/62	2,540	2,137
[8]	Mileage Plus Holdings LLC	6.500%	6/20/27	10,264	10,227
[6,11]	Motability Operations Group plc	0.375%	1/3/26	2,203	2,142
[8]	Mueller Water Products Inc.	4.000%	6/15/29	150	132
	Norfolk Southern Corp.	3.050%	5/15/50	860	577
	Norfolk Southern Corp.	4.550%	6/1/53	2,050	1,791

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northrop Grumman Corp.	3.200%	2/1/27	4,230	3,972
	Northrop Grumman Corp.	4.030%	10/15/47	6,360	5,271
	Northrop Grumman Corp.	5.250%	5/1/50	1,340	1,325
	PACCAR Financial Corp.	2.850%	4/7/25	7,863	7,539
	Parker-Hannifin Corp.	3.650%	6/15/24	6,740	6,594
[6,13]	Qantas Airways Ltd.	3.150%	9/27/28	10,000	5,702
	Raytheon Technologies Corp.	6.050%	6/1/36	2,879	3,044
	Raytheon Technologies Corp.	4.625%	11/16/48	2,900	2,625
	Republic Services Inc.	1.750%	2/15/32	864	664
	Rockwell Automation Inc.	2.800%	8/15/61	2,700	1,619
[8]	Rolls-Royce plc	5.750%	10/15/27	830	789
	Southwest Airlines Co.	5.250%	5/4/25	938	941
	Southwest Airlines Co.	2.625%	2/10/30	2,250	1,862
[8]	Spirit AeroSystems Inc.	7.500%	4/15/25	52	51
	Spirit AeroSystems Inc.	4.600%	6/15/28	123	100
[8]	Spirit AeroSystems Inc.	9.375%	11/30/29	155	163
	Teledyne Technologies Inc.	2.750%	4/1/31	8,000	6,554
[8]	TopBuild Corp.	3.625%	3/15/29	110	91
[8]	TopBuild Corp.	4.125%	2/15/32	310	252
[8]	TransDigm Inc.	8.000%	12/15/25	675	684
[8]	TransDigm Inc.	6.250%	3/15/26	831	821
	TransDigm Inc.	5.500%	11/15/27	465	437
	TransDigm Inc.	4.875%	5/1/29	605	528
	Triton Container International Ltd.	3.250%	3/15/32	5,670	4,378
	Tyco Electronics Group SA	3.125%	8/15/27	238	220
	Tyco Electronics Group SA	2.500%	2/4/32	3,260	2,686
	Union Pacific Corp.	3.250%	2/5/50	905	662
	Union Pacific Corp.	3.839%	3/20/60	1,000	776
	Union Pacific Corp.	3.850%	2/14/72	3,100	2,308
[8]	United Airlines Inc.	4.375%	4/15/26	818	762
[8]	United Airlines Inc.	4.625%	4/15/29	610	532
[6]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	956	942
	United Parcel Service Inc.	6.200%	1/15/38	6,710	7,432
	United Parcel Service Inc.	5.300%	4/1/50	875	912
					201,364
Materials (0.9%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,040	779
	Albemarle Corp.	4.650%	6/1/27	1,000	978
	Albemarle Corp.	5.050%	6/1/32	1,930	1,819
[8]	Arconic Corp.	6.000%	5/15/25	60	59
[8]	Arconic Corp.	6.125%	2/15/28	225	211
[8]	Ardagh Packaging Finance plc	5.250%	4/30/25	116	111
[8]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	270	217
[8]	Avient Corp.	7.125%	8/1/30	275	271
	Ball Corp.	6.875%	3/15/28	195	200
	Ball Corp.	2.875%	8/15/30	291	232
	Ball Corp.	3.125%	9/15/31	300	241
[8]	Berry Global Inc.	4.875%	7/15/26	172	166
[8]	Big River Steel LLC	6.625%	1/31/29	354	339
[8]	Canpack SA	3.875%	11/15/29	850	673
	Celanese US Holdings LLC	5.900%	7/5/24	3,430	3,428
	Celanese US Holdings LLC	6.165%	7/15/27	1,435	1,417
[8]	Chemours Co.	4.625%	11/15/29	765	627
	Dow Chemical Co.	2.100%	11/15/30	2,000	1,608
	Dow Chemical Co.	4.375%	11/15/42	300	248
	Dow Chemical Co.	3.600%	11/15/50	1,000	721
	DuPont de Nemours Inc.	5.319%	11/15/38	380	368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Element Solutions Inc.	3.875%	9/1/28	328	280
	FMC Corp.	4.500%	10/1/49	135	107
[8]	Freeport Indonesia PT	6.200%	4/14/52	6,100	5,325
	Freeport-McMoRan Inc.	4.125%	3/1/28	1,285	1,193
	Freeport-McMoRan Inc.	4.375%	8/1/28	625	586
	Freeport-McMoRan Inc.	5.250%	9/1/29	780	752
	Freeport-McMoRan Inc.	4.250%	3/1/30	230	210
	Freeport-McMoRan Inc.	4.625%	8/1/30	660	617
	Freeport-McMoRan Inc.	5.450%	3/15/43	150	135
[8]	Georgia-Pacific LLC	2.100%	4/30/27	207	186
[8]	Graham Packaging Co. Inc.	7.125%	8/15/28	370	309
[8]	Hudbay Minerals Inc.	4.500%	4/1/26	790	721
[8]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	160	145
[8]	Ingevity Corp.	3.875%	11/1/28	220	190
	International Paper Co.	4.800%	6/15/44	549	478
[6]	Inversiones CMPC SA	4.750%	9/15/24	2,000	1,973
[8]	Kaiser Aluminum Corp.	4.500%	6/1/31	485	390
	Linde Inc.	2.000%	8/10/50	1,000	557
	LYB International Finance III LLC	3.375%	10/1/40	2,600	1,847
	Mosaic Co.	4.875%	11/15/41	440	374
	Newmont Corp.	2.800%	10/1/29	3,385	2,885
	Newmont Corp.	2.250%	10/1/30	2,540	2,042
[8]	Novelis Corp.	4.750%	1/30/30	315	279
[8]	Novelis Corp.	3.875%	8/15/31	220	180
	Nucor Corp.	3.125%	4/1/32	3,590	3,050
	Nucor Corp.	4.400%	5/1/48	1,650	1,381
	Nucor Corp.	3.850%	4/1/52	1,500	1,154
	Nutrien Ltd.	5.900%	11/7/24	700	709
	Nutrien Ltd.	5.950%	11/7/25	1,795	1,835
	Nutrien Ltd.	4.200%	4/1/29	2,042	1,919
	Nutrien Ltd.	2.950%	5/13/30	1,000	857
	Nutrien Ltd.	4.125%	3/15/35	180	155
[8]	Olympus Water US Holding Corp.	4.250%	10/1/28	50	41
	Packaging Corp. of America	3.400%	12/15/27	230	212
	Packaging Corp. of America	4.050%	12/15/49	150	115
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	6,290	6,268
	RPM International Inc.	4.550%	3/1/29	1,660	1,535
	Sherwin-Williams Co.	4.500%	6/1/47	310	261
	Sherwin-Williams Co.	3.300%	5/15/50	1,000	688
[8]	SPCM SA	3.125%	3/15/27	155	134
[8]	SPCM SA	3.375%	3/15/30	425	346
	Steel Dynamics Inc.	2.400%	6/15/25	555	520
	Steel Dynamics Inc.	3.450%	4/15/30	1,570	1,382
	Westlake Corp.	3.125%	8/15/51	1,000	621
	WRKCo Inc.	3.900%	6/1/28	325	300
					59,957
Real Estate (0.8%)
	Agree LP	2.000%	6/15/28	1,120	915
	Agree LP	2.600%	6/15/33	1,130	851
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	206	199
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	3,200	2,042
[6,11]	Aroundtown SA	0.000%	7/16/26	1,100	832
[6,11]	Aroundtown SA	2.875%	Perpetual	400	163
[11]	ATF Netherlands BV	3.750%	Perpetual	1,000	523
[6,11]	Blackstone Property Partners Europe Holdings Sarl	2.000%	2/15/24	1,000	1,014
[6,11]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	2,054	1,735

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Camden Property Trust	3.350%	11/1/49	2,480	1,726
	Corporate Office Properties LP	2.250%	3/15/26	2,000	1,767
	Corporate Office Properties LP	2.750%	4/15/31	2,870	2,148
	Crown Castle Inc.	4.450%	2/15/26	310	303
	Crown Castle Inc.	3.800%	2/15/28	1,093	1,016
	Crown Castle Inc.	4.750%	5/15/47	700	595
	Crown Castle Inc.	5.200%	2/15/49	200	180
[11]	Digital Euro Finco LLC	2.625%	4/15/24	6,093	6,322
	Digital Realty Trust LP	3.600%	7/1/29	200	179
	ERP Operating LP	4.500%	7/1/44	3,385	2,877
	Essex Portfolio LP	4.500%	3/15/48	920	745
	Federal Realty Investment Trust	3.950%	1/15/24	4,825	4,762
	Healthcare Realty Holdings LP	3.875%	5/1/25	775	739
	Kimco Realty Corp.	4.250%	4/1/45	2,180	1,655
	Kimco Realty Corp.	3.700%	10/1/49	1,660	1,136
[8]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	555	448
	Mid-America Apartments LP	2.750%	3/15/30	200	171
	MPT Operating Partnership LP	3.500%	3/15/31	575	396
	Omega Healthcare Investors Inc.	5.250%	1/15/26	200	196
	Omega Healthcare Investors Inc.	3.375%	2/1/31	1,836	1,420
[6,11]	Prologis Euro Finance LLC	1.000%	2/8/29	1,400	1,237
[6,11]	Prologis International Funding II SA	1.625%	6/17/32	2,062	1,657
	Prologis LP	1.750%	2/1/31	580	457
	Prologis LP	4.625%	1/15/33	2,720	2,635
	SBA Communications Corp.	3.125%	2/1/29	325	271
	Simon Property Group LP	3.750%	2/1/24	236	233
	Simon Property Group LP	2.000%	9/13/24	189	180
	Simon Property Group LP	3.500%	9/1/25	1,200	1,151
	Simon Property Group LP	3.250%	11/30/26	203	190
	Simon Property Group LP	1.750%	2/1/28	200	170
	Simon Property Group LP	2.650%	7/15/30	1,000	832
	Simon Property Group LP	3.800%	7/15/50	250	183
[6]	UDR Inc.	2.950%	9/1/26	185	170
[8]	Uniti Group LP	7.875%	2/15/25	190	184
[8]	VICI Properties LP	5.625%	5/1/24	235	233
[8]	VICI Properties LP	4.625%	6/15/25	641	615
[6,11]	Vonovia SE	0.000%	12/1/25	2,100	1,965
[11]	Vonovia SE	1.500%	6/14/41	800	463
	Welltower Inc.	4.250%	4/1/26	600	581
[12]	Westfield America Management Ltd.	2.125%	3/30/25	3,724	4,016
	Weyerhaeuser Co.	4.000%	11/15/29	2,479	2,269
	Weyerhaeuser Co.	4.000%	4/15/30	145	132
	Weyerhaeuser Co.	3.375%	3/9/33	2,850	2,379
					59,258
Technology (1.7%)
	Apple Inc.	2.375%	2/8/41	2,825	1,999
	Apple Inc.	3.850%	5/4/43	1,715	1,490
	Apple Inc.	3.850%	8/4/46	1,660	1,414
	Apple Inc.	2.950%	9/11/49	925	660
	Apple Inc.	2.650%	5/11/50	1,660	1,104
	Apple Inc.	2.700%	8/5/51	4,150	2,771
	Apple Inc.	4.100%	8/8/62	6,980	5,893
	Broadcom Inc.	5.000%	4/15/30	1,450	1,375
[8]	Broadcom Inc.	3.137%	11/15/35	8,860	6,500
[8]	Broadcom Inc.	3.500%	2/15/41	800	573
[8]	CommScope Inc.	7.125%	7/1/28	239	172
[8]	Condor Merger Sub Inc.	7.375%	2/15/30	550	444
	Dell International LLC	6.100%	7/15/27	1,490	1,531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dell International LLC	6.200%	7/15/30	2,051	2,088
[8]	Entegris Escrow Corp.	4.750%	4/15/29	4,380	4,006
[8]	Entegris Escrow Corp.	5.950%	6/15/30	865	798
	Global Payments Inc.	1.500%	11/15/24	2,560	2,382
	HP Inc.	4.000%	4/15/29	5,030	4,605
	Intel Corp.	3.150%	5/11/27	44	41
	Intel Corp.	2.450%	11/15/29	237	203
	Intel Corp.	4.150%	8/5/32	1,090	1,019
	Intel Corp.	4.750%	3/25/50	1,345	1,173
	Intel Corp.	3.050%	8/12/51	2,400	1,560
	Intel Corp.	4.900%	8/5/52	5,790	5,144
	KLA Corp.	5.000%	3/15/49	2,820	2,638
[8]	MSCI Inc.	3.625%	9/1/30	150	125
	NVIDIA Corp.	3.500%	4/1/40	1,710	1,385
	NVIDIA Corp.	3.700%	4/1/60	500	372
	NXP BV	3.250%	5/11/41	2,350	1,633
	Oracle Corp.	2.400%	9/15/23	3,819	3,742
	Oracle Corp.	3.400%	7/8/24	100	98
	Oracle Corp.	2.950%	11/15/24	371	357
	Oracle Corp.	2.950%	5/15/25	328	311
	Oracle Corp.	5.800%	11/10/25	3,580	3,657
	Oracle Corp.	2.650%	7/15/26	298	274
	Oracle Corp.	2.300%	3/25/28	3,315	2,875
	Oracle Corp.	2.950%	4/1/30	921	786
	Oracle Corp.	2.875%	3/25/31	4,440	3,684
	Oracle Corp.	3.850%	7/15/36	3,430	2,806
	Oracle Corp.	3.600%	4/1/40	1,300	960
	Oracle Corp.	3.650%	3/25/41	2,250	1,663
	Oracle Corp.	3.950%	3/25/51	1,610	1,160
	Oracle Corp.	6.900%	11/9/52	4,200	4,545
	PayPal Holdings Inc.	3.900%	6/1/27	1,120	1,079
	RELX Capital Inc.	3.000%	5/22/30	1,000	852
[8]	S&P Global Inc.	2.700%	3/1/29	6,460	5,684
[8]	S&P Global Inc.	2.900%	3/1/32	2,470	2,107
[8]	Sabre GLBL Inc.	7.375%	9/1/25	144	138
	Salesforce Inc.	2.700%	7/15/41	6,500	4,645
	Skyworks Solutions Inc.	1.800%	6/1/26	1,020	898
	Skyworks Solutions Inc.	3.000%	6/1/31	4,110	3,219
[8]	SS&C Technologies Inc.	5.500%	9/30/27	110	104
	Texas Instruments Inc.	4.600%	2/15/28	5,130	5,140
	Verisk Analytics Inc.	5.500%	6/15/45	4,200	3,937
	VMware Inc.	1.800%	8/15/28	3,960	3,233
	VMware Inc.	4.700%	5/15/30	500	465
	Workday Inc.	3.700%	4/1/29	3,160	2,899
					116,416
Utilities (2.8%)
[6]	AEP Transmission Co. LLC	3.650%	4/1/50	2,800	2,147
[6]	AEP Transmission Co. LLC	2.750%	8/15/51	1,500	955
[6]	Alabama Power Co.	1.450%	9/15/30	2,000	1,557
	Ameren Corp.	3.500%	1/15/31	700	618
	Ameren Illinois Co.	1.550%	11/15/30	1,500	1,180
	Ameren Illinois Co.	5.900%	12/1/52	3,225	3,547
	American Electric Power Co. Inc.	2.031%	3/15/24	2,100	2,022
	American Electric Power Co. Inc.	5.950%	11/1/32	6,400	6,687
[6]	Appalachian Power Co.	2.700%	4/1/31	2,000	1,645
[6]	Appalachian Power Co.	4.500%	8/1/32	10,970	10,266
[6]	Appalachian Power Co.	4.500%	3/1/49	500	414
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,200	2,104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Calpine Corp.	5.125%	3/15/28	395	354
[6]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	1,165	968
[6]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	1,944	1,681
[6]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	4,400	4,255
	CenterPoint Energy Inc.	4.250%	11/1/28	319	300
	CenterPoint Energy Inc.	2.650%	6/1/31	2,730	2,250
[6,12]	Centrica plc	4.375%	3/13/29	1,400	1,553
	CMS Energy Corp.	4.875%	3/1/44	1,135	1,033
	Commonwealth Edison Co.	3.800%	10/1/42	685	559
[6]	Commonwealth Edison Co.	3.750%	8/15/47	490	383
[6]	Connecticut Light & Power Co.	4.150%	6/1/45	250	209
	Connecticut Light & Power Co.	4.000%	4/1/48	307	256
	Constellation Energy Generation LLC	6.250%	10/1/39	2,530	2,588
	Consumers Energy Co.	3.600%	8/15/32	900	819
	Consumers Energy Co.	3.950%	7/15/47	900	733
	Consumers Energy Co.	4.200%	9/1/52	1,770	1,521
[6,13]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	5,550	3,678
[6]	Dominion Energy Inc.	3.375%	4/1/30	1,000	881
	Dominion Energy Inc.	5.375%	11/15/32	520	517
[6]	Dominion Energy Inc.	4.050%	9/15/42	500	392
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	530	472
[6]	DTE Electric Co.	1.900%	4/1/28	615	534
	DTE Electric Co.	4.300%	7/1/44	2,490	2,155
	DTE Energy Co.	2.950%	3/1/30	1,000	850
	Duke Energy Carolinas LLC	2.450%	8/15/29	970	834
	Duke Energy Carolinas LLC	2.450%	2/1/30	585	499
	Duke Energy Carolinas LLC	2.550%	4/15/31	860	719
	Duke Energy Carolinas LLC	5.300%	2/15/40	250	248
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,528	1,322
[11]	Duke Energy Corp.	3.100%	6/15/28	5,331	5,337
	Duke Energy Corp.	3.300%	6/15/41	500	366
	Duke Energy Corp.	3.500%	6/15/51	500	351
	Duke Energy Corp.	5.000%	8/15/52	4,230	3,795
	Duke Energy Florida LLC	3.800%	7/15/28	241	229
	Duke Energy Florida LLC	1.750%	6/15/30	290	231
	Duke Energy Progress LLC	3.400%	4/1/32	2,000	1,770
	Duke Energy Progress LLC	4.100%	5/15/42	400	337
	Duke Energy Progress LLC	2.500%	8/15/50	3,483	2,108
	Duke Energy Progress LLC	4.000%	4/1/52	1,000	806
[6,11]	Engie SA	2.000%	9/28/37	1,500	1,162
	Entergy Arkansas LLC	3.500%	4/1/26	202	194
	Entergy Arkansas LLC	2.650%	6/15/51	1,990	1,221
	Entergy Corp.	2.800%	6/15/30	1,721	1,449
	Entergy Louisiana LLC	5.590%	10/1/24	1,200	1,208
	Entergy Louisiana LLC	1.600%	12/15/30	515	395
	Entergy Louisiana LLC	4.200%	9/1/48	500	412
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,900	1,322
	Eversource Energy	4.200%	6/27/24	8,930	8,826
[6]	Eversource Energy	1.400%	8/15/26	1,400	1,230
	Exelon Corp.	4.050%	4/15/30	400	373
[8]	Exelon Corp.	3.350%	3/15/32	2,600	2,267
	Exelon Corp.	5.625%	6/15/35	200	204
	Exelon Corp.	5.100%	6/15/45	1,000	929
	Exelon Corp.	4.450%	4/15/46	1,000	848
[8]	Exelon Corp.	4.100%	3/15/52	1,400	1,126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FirstEnergy Corp.	2.650%	3/1/30	3,190	2,612
[6]	FirstEnergy Corp.	2.250%	9/1/30	1,435	1,135
	Florida Power & Light Co.	3.800%	12/15/42	1,035	855
[8]	ITC Holdings Corp.	4.950%	9/22/27	1,250	1,235
[6,11]	National Grid plc	2.179%	6/30/26	2,000	2,015
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	177	163
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	3,200	3,149
	Northern States Power Co.	6.250%	6/1/36	500	538
	NRG Energy Inc.	6.625%	1/15/27	55	55
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	3,000	2,674
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,010	822
	Pacific Gas & Electric Co.	3.150%	1/1/26	2,000	1,860
	Pacific Gas & Electric Co.	3.000%	6/15/28	1,000	867
	Pacific Gas & Electric Co.	2.500%	2/1/31	3,000	2,332
	Pacific Gas & Electric Co.	4.500%	7/1/40	1,472	1,152
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,172	738
	PacifiCorp	5.250%	6/15/35	313	308
	PacifiCorp	6.250%	10/15/37	3,762	3,998
	PacifiCorp	4.125%	1/15/49	525	432
	PacifiCorp	4.150%	2/15/50	865	714
	PacifiCorp	5.350%	12/1/53	10,550	10,554
	PECO Energy Co.	4.150%	10/1/44	1,515	1,290
	PECO Energy Co.	3.700%	9/15/47	1,285	1,010
[6]	Public Service Co. of Colorado	6.250%	9/1/37	550	599
	Public Service Co. of Colorado	3.800%	6/15/47	1,000	794
	Public Service Co. of Colorado	4.050%	9/15/49	500	412
[6]	Public Service Electric & Gas Co.	3.200%	5/15/29	261	237
[6]	Public Service Electric & Gas Co.	3.950%	5/1/42	806	675
[6]	Public Service Electric & Gas Co.	3.600%	12/1/47	500	382
	Public Service Enterprise Group Inc.	5.850%	11/15/27	10,400	10,713
[8]	Rayburn Country Securitization LLC	2.307%	12/1/30	2,720	2,443
	Sempra Energy	3.700%	4/1/29	4,000	3,650
[6]	Southern California Edison Co.	4.200%	3/1/29	1,800	1,712
	Southern California Edison Co.	4.500%	9/1/40	1,775	1,515
	Southern California Edison Co.	4.000%	4/1/47	615	483
	Southern California Edison Co.	3.450%	2/1/52	700	500
	Southern Co.	4.475%	8/1/24	4,480	4,424
	Southern Co.	5.150%	10/6/25	3,465	3,490
[6]	Southern Co.	3.700%	4/30/30	700	632
	Southern Co.	4.400%	7/1/46	350	293
[6]	Southwestern Electric Power Co.	4.100%	9/15/28	207	196
	Southwestern Public Service Co.	3.300%	6/15/24	257	251
	Tampa Electric Co.	3.875%	7/12/24	1,580	1,548
	Union Electric Co.	3.900%	9/15/42	454	372
	Union Electric Co.	4.000%	4/1/48	910	732
	Union Electric Co.	3.900%	4/1/52	1,500	1,218
[6]	Virginia Electric & Power Co.	3.150%	1/15/26	425	405
	Virginia Electric & Power Co.	2.300%	11/15/31	1,000	805
	Virginia Electric & Power Co.	4.000%	1/15/43	1,180	959
[6]	Virginia Electric & Power Co.	3.800%	9/15/47	500	384
[6]	Virginia Electric & Power Co.	4.625%	5/15/52	2,700	2,376
[8]	Vistra Operations Co. LLC	5.500%	9/1/26	530	511
[8]	Vistra Operations Co. LLC	5.625%	2/15/27	65	62
	WEC Energy Group Inc.	5.000%	9/27/25	5,000	5,008

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Public Service Corp.	5.350%	11/10/25	2,500	2,527
					195,017
Total Corporate Bonds (Cost $2,294,093)					2,040,730
Floating Rate Loan Interests (0.1%)
[9]	AAdvantage Loyalty IP Ltd. Initial Term Loan, 3M USD LIBOR + 4.750%	8.993%	4/20/28	155	154
[9]	Central Parent Inc. First Lien Initial Term Loan, TSFR3M + 4.500%	9.080%	7/6/29	150	148
[9]	Directv Financing LLC Term Loan, 1M USD LIBOR + 5.000%	9.384%	8/2/27	428	415
[9]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	8.680%	7/21/28	416	396
[9]	First Student Bidco Inc. Incremental Term Loan C, TSFR3M + 4.000%	7.653%	7/21/28	28	27
[9]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 3.750%	7.974%	3/1/29	179	166
[9]	Medline Borrower LP Initial Dollar Term Loan, 1M USD LIBOR + 3.250%	7.634%	10/23/28	203	193
[9]	SBA Senior Finance II LLC Initial Term Loan, 1M USD LIBOR + 1.750%	6.140%	4/11/25	20	20
[9]	Setanta Aircraft Leasing DAC Term Loan, 3M USD LIBOR + 2.000%	6.730%	11/5/28	1,745	1,733
[9]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	6.673%	3/22/29	109	107
[9]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	6.673%	3/22/29	164	161
Total Floating Rate Loan Interests (Cost $3,539)					3,520
Sovereign Bonds (2.9%)
[6]	Bermuda	3.717%	1/25/27	700	673
[6]	Bermuda	2.375%	8/20/30	2,080	1,753
[6,8]	Bermuda	5.000%	7/15/32	17,400	17,394
[6]	Bermuda	3.375%	8/20/50	3,881	2,741
[6,8]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	865	723
[6]	Dominican Republic	5.950%	1/25/27	3,590	3,517
	Ecopetrol SA	5.875%	9/18/23	6,870	6,831
[6]	Empresa Nacional del Petroleo	3.750%	8/5/26	4,188	3,924
[6]	Eskom Holdings SOC Ltd.	7.125%	2/11/25	4,500	4,089
[6,8]	Export-Import Bank of India	3.875%	2/1/28	240	223
[6,8]	Fondo MIVIVIENDA SA	4.625%	4/12/27	2,548	2,406
[6,8]	Korea Electric Power Corp.	3.625%	6/14/25	5,333	5,132
[6,8]	Korea Electric Power Corp.	5.375%	4/6/26	9,680	9,726
[6,8]	Korea Electric Power Corp.	4.000%	6/14/27	6,000	5,696
[6]	Korea National Oil Corp.	0.875%	10/5/25	5,000	4,430
[6,8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	183
[6,8]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	560	505
[6]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	954	940
[6]	Petroleos del Peru SA	5.625%	6/19/47	4,740	3,088
	Petroleos Mexicanos	6.490%	1/23/27	6,590	6,023
	Petroleos Mexicanos	6.500%	3/13/27	3,583	3,270
	Petroleos Mexicanos	6.625%	6/15/35	190	138
	Petroleos Mexicanos	6.500%	6/2/41	1,134	736
	Petroleos Mexicanos	6.750%	9/21/47	945	605
	Petroleos Mexicanos	6.350%	2/12/48	2,731	1,676
[6]	Republic of Colombia	4.500%	1/28/26	1,735	1,631

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Republic of Croatia	5.500%	4/4/23	5,608	5,607
	Republic of Hungary	5.375%	2/21/23	3,138	3,138
	Republic of Hungary	5.750%	11/22/23	992	993
	Republic of Hungary	5.375%	3/25/24	1,782	1,780
[6]	Republic of Kazakhstan	4.875%	10/14/44	200	178
	Republic of Panama	8.125%	4/28/34	780	884
[6]	Republic of Panama	3.870%	7/23/60	4,182	2,706
[6]	Republic of Paraguay	4.625%	1/25/23	2,000	2,000
	Republic of Peru	7.350%	7/21/25	967	1,014
	Republic of Peru	2.844%	6/20/30	7,450	6,316
[6]	Republic of Peru	2.783%	1/23/31	4,053	3,365
[6]	Republic of Poland	5.500%	11/16/27	5,900	6,061
[6,11]	Republic of Romania	2.125%	3/7/28	6,689	5,951
[8,11]	Republic of Romania	6.625%	9/27/29	10,660	11,422
[11]	Republic of the Philippines	0.250%	4/28/25	1,185	1,172
	Republic of the Philippines	5.609%	4/13/33	1,310	1,383
[11]	Republic of the Philippines	1.750%	4/28/41	5,744	4,160
[6]	Saudi Arabian Oil Co.	2.875%	4/16/24	2,500	2,423
[6,11]	Serbia International Bond	3.125%	5/15/27	3,125	2,864
[6,11]	Serbia International Bond	1.650%	3/3/33	1,349	872
[6,8,11]	Serbia International Bond	2.050%	9/23/36	3,451	2,079
[6,8,15]	Ukraine Government Bond	6.876%	5/21/31	5,000	954
[12]	United Kingdom of Great Britain and Northern Ireland	2.750%	9/7/24	2,586	3,081
[6,16]	United Mexican States	7.750%	5/29/31	100,000	4,750
[6,16]	United Mexican States	10.000%	11/20/36	140,000	7,671
[6,16]	United Mexican States	8.500%	11/18/38	264,500	12,812
[6,16]	United Mexican States	7.750%	11/13/42	152,000	6,793
[6]	United Mexican States	4.400%	2/12/52	12,229	8,995
[6]	United Mexican States	5.750%	10/12/10	1,150	969
Total Sovereign Bonds (Cost $215,672)					200,446
Taxable Municipal Bonds (0.0%)
	Houston TX GO	6.290%	3/1/32	1,585	1,658
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	700	674
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	700	530
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	500	449
Total Taxable Municipal Bonds (Cost $3,845)					3,311
				Shares
Temporary Cash Investments (4.0%)
Money Market Fund (4.0%)
[17]	Vanguard Market Liquidity Fund (Cost $278,645)	4.334%		2,786,824	278,655

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	38,496	—
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	36,827	—
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	36,930	—
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	38,496	—
					—
Put Swaptions
5-Year CDX-NA-IG-S39-V1, Credit Protection Purchased, Pays 1.000% Quarterly	BANA	1/18/23	1.100%	300,000	30
Total Options Purchased (Cost $891)					30
Total Investments (95.6%) (Cost $7,130,295)					6,592,317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.8%)
[1,6,7]	UMBS Pool (Proceeds $37,309)	3.000%	12/1/37–2/25/53	(64,795)	(55,604)
Other Assets and Liabilities—Net (5.2%)					357,026
Net Assets (100%)					6,893,739
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2022.
2	Securities with a value of $3,768,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $4,626,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	Securities with a value of $1,436,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
5	Securities with a value of $31,486,000 have been segregated as initial margin for open futures contracts.
6	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $652,194,000, representing 9.5% of net assets.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Interest-only security.
11	Face amount denominated in euro.
12	Face amount denominated in British pounds.
13	Face amount denominated in Australian dollars.
14	Face amount denominated in Swiss francs.
15	Non-income-producing security—security in default.
16	Face amount denominated in Mexican pesos.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
BANA—Bank of America, N.A.
BNPSW—BNP Paribas.
CITNA—Citibank, N.A.
DAC—Designated Activity Company.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2023	4,671	504,140	(2,517)
10-Year U.S. Treasury Note	March 2023	3,938	442,225	(2,837)
Euro-Bund	March 2023	189	26,894	(1,352)
Long U.S. Treasury Bond	March 2023	156	19,554	(127)
Ultra Long U.S. Treasury Bond	March 2023	1,283	172,323	(3,790)
				(10,623)

Short Futures Contracts
2-Year U.S. Treasury Note	March 2023	(1,752)	(359,297)	1,187
AUD 3-Year Treasury Bond	March 2023	(106)	(7,707)	103
AUD 10-Year Treasury Bond	March 2023	(81)	(6,380)	352
Euro-Bobl	March 2023	(432)	(53,527)	1,649
Euro-BTP	March 2023	(337)	(39,292)	2,500
Euro-Buxl	March 2023	(45)	(6,515)	1,294
Euro-Schatz	March 2023	(120)	(13,542)	145
Long Gilt	March 2023	(96)	(11,594)	652
Ultra 10-Year U.S. Treasury Note	March 2023	(423)	(50,033)	967
				8,849
				(1,774)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	1/31/23	AUD	680	USD	464	—	—
Wells Fargo Bank N.A.	1/11/23	CAD	14	USD	10	—	—
BNP Paribas	1/11/23	CAD	14	USD	10	—	—
Bank of America, N.A.	1/31/23	EUR	5,371	USD	5,714	48	—
JPMorgan Chase Bank, N.A.	1/31/23	EUR	3,741	USD	3,986	28	—
HSBC Bank plc	1/31/23	EUR	2,008	USD	2,140	13	—
Toronto-Dominion Bank	1/31/23	GBP	1,631	USD	1,997	—	(23)
HSBC Bank plc	1/31/23	GBP	346	USD	419	—	—
Bank of America, N.A.	1/31/23	JPY	219,950	USD	1,665	17	—
JPMorgan Chase Bank, N.A.	1/31/23	JPY	46,997	USD	359	—	—
Royal Bank of Canada	1/31/23	JPY	1,040	USD	8	—	—
Deutsche Bank AG	1/31/23	MXN	28,317	USD	1,414	31	—
Morgan Stanley Capital Services LLC	1/31/23	USD	27,311	AUD	40,383	—	(217)
JPMorgan Chase Bank, N.A.	1/31/23	USD	2,022	CHF	1,888	—	(26)
Standard Chartered Bank	1/31/23	USD	121,767	EUR	114,704	—	(1,260)
BNP Paribas	1/31/23	USD	4,345	EUR	4,064	—	(13)
Bank of America, N.A.	1/31/23	USD	709	EUR	661	—	—
Morgan Stanley Capital Services LLC	1/4/23	USD	410	EUR	388	—	(6)
State Street Bank & Trust Co.	1/31/23	USD	292	EUR	277	—	(5)
State Street Bank & Trust Co.	1/31/23	USD	46,842	GBP	38,267	542	—
HSBC Bank plc	1/31/23	USD	905	GBP	743	7	—
Royal Bank of Canada	1/31/23	USD	363	JPY	49,020	—	(12)
Toronto-Dominion Bank	1/31/23	USD	208	JPY	28,220	—	(9)
HSBC Bank plc	1/31/23	USD	128	JPY	17,430	—	(6)
Bank of Montreal	1/31/23	USD	92	JPY	12,450	—	(4)
State Street Bank & Trust Co.	1/31/23	USD	69	JPY	9,130	—	(1)
Morgan Stanley Capital Services LLC	1/31/23	USD	65	JPY	8,788	—	(2)
HSBC Bank plc	1/31/23	USD	34,390	MXN	682,325	—	(435)
Morgan Stanley Capital Services LLC	1/31/23	USD	6	ZAR	106	—	—
						686	(2,019)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
iTraxx Europe-S38-V1	12/20/27	EUR	10,100	1.000	49	51
1 Periodic premium received/paid quarterly.
EUR—euro.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	13,530	1.000	21	79	—	(58)
AT&T Inc./Baa2	12/20/23	BARC	3,370	1.000	5	20	—	(15)
Berkshire Hathaway Inc./Aa2	12/20/24	BARC	600	1.000	10	7	3	—
Berkshire Hathaway Inc./Aa2	12/20/24	JPMC	600	1.000	10	7	3	—
Credit Suisse Group Finance Guernsey Ltd./Baa2	6/20/27	JPMC	1,800[2]	1.000	(198)	(19)	—	(179)
MetLife Inc./A3	6/20/24	BARC	700	1.000	7	—	7	—
Republic of Chile/A2	12/20/27	BARC	12,070	1.000	(44)	(364)	320	—
Republic of Chile/A2	12/20/27	CITNA	4,290	1.000	(16)	(104)	88	—
Republic of Chile/A2	12/20/27	JPMC	700	1.000	(3)	(18)	15	—
Republic of Chile/A2	12/20/27	MSCS	3,870	1.000	(14)	(83)	69	—
Republic of South Africa/Ba2	12/20/25	BARC	360	1.000	(6)	(10)	4	—
					(228)	(485)	509	(252)
Credit Protection Purchased
People's Republic of China	6/20/23	GSI	1,200	(1.000)	(5)	(2)	—	(3)

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Republic of Colombia	6/20/27	BARC	4,650	(1.000)	270	349	—	(79)
Republic of Colombia	6/20/27	MSCS	530	(1.000)	31	22	9	—
					296	369	9	(82)
					68	(116)	518	(334)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At December 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,447,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)[1]	Interest Rate Received[2] (%)	Interest Rate (Paid)[3] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/23/25	N/A	117,500	4.300	(3.120)	3,136	3,149
11/2/25	N/A	112,000	4.300	(4.287)	(602)	(602)
					2,534	2,547
1 Notional amount denominated in U.S. dollar.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent payment date. Interest payment received/paid annually.
3 Interest payment received/paid annually.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2022, counterparties had deposited in segregated accounts securities with a value of $4,175,000 and cash of $1,899,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

J.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,474,078	—	3,474,078
Asset-Backed/Commercial Mortgage-Backed Securities	—	591,547	—	591,547
Corporate Bonds	—	2,040,730	—	2,040,730
Floating Rate Loan Interests	—	3,520	—	3,520
Sovereign Bonds	—	200,446	—	200,446
Taxable Municipal Bonds	—	3,311	—	3,311
Temporary Cash Investments	278,655	—	—	278,655
Options Purchased	—	30	—	30
Total	278,655	6,313,662	—	6,592,317
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	55,604	—	55,604

Derivative Financial Instruments
Assets
Futures Contracts[1]	8,849	—	—	8,849
Forward Currency Contracts	—	686	—	686
Swap Contracts	3,200[1]	518	—	3,718
Total	12,049	1,204	—	13,253
Liabilities
Futures Contracts[1]	10,623	—	—	10,623
Forward Currency Contracts	—	2,019	—	2,019
Swap Contracts	602[1]	334	—	936
Total	11,225	2,353	—	13,578
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.